SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Consumer Discretionary - 5.3%
Automobiles & Components - 1.7%
Harley-Davidson, Inc.	124,534	$4,343,746
Modine Manufacturing Co. (a)	385,897	4,993,507
		9,337,253
Consumer Durables & Apparel - 0.9%
Gildan Activewear, Inc. (Canada)	170,658	4,824,502
Under Armour, Inc. - Class A (a)	1,897	12,615
		4,837,117
Consumer Services - 0.2%
Papa John’s International, Inc.	19,288	1,350,353

Retailing - 2.5%
American Eagle Outfitters, Inc.	409,943	3,988,745
Ollie’s Bargain Outlet Holdings, Inc. (a)	136,668	7,052,069
Quotient Technology, Inc. (a)	978,526	2,260,395
		13,301,209
Consumer Staples - 5.5%
Food, Beverage & Tobacco - 2.5%
Hain Celestial Group, Inc. (The) (a)	700,122	11,818,059
TreeHouse Foods, Inc. (a)	41,931	1,778,713
		13,596,772
Household & Personal Products - 3.0%
Coty, Inc. - Class A (a)	2,580,561	16,309,146

Energy - 3.5%
Energy - 3.5%
Dril-Quip, Inc. (a)	213,987	4,177,026
Helmerich & Payne, Inc.	138,931	5,136,279
PDC Energy, Inc.	71,702	4,143,658
Range Resources Corp.	215,522	5,444,086
		18,901,049
Financials - 14.8%
Banks - 14.1%
Community Bank System, Inc.	89,872	5,399,510
Enterprise Financial Services Corp.	115,310	5,078,252

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
Financials - 14.8% (Continued)
Banks - 14.1% (Continued)
Glacier Bancorp, Inc.	153,746	$7,553,541
Hancock Whitney Corp.	58,906	2,698,484
Lakeland Financial Corp.	38,157	2,778,211
National Bank Holdings Corp. - Class A	251,188	9,291,444
Pacific Premier Bancorp, Inc.	177,647	5,499,951
Seacoast Banking Corp. of Florida	270,175	8,167,390
SouthState Corp.	66,390	5,252,777
Umpqua Holdings Corp.	516,727	8,830,865
United Community Banks, Inc.	309,030	10,228,893
WesBanco, Inc.	165,766	5,531,611
		76,310,929
Diversified Financials - 0.6%
Green Dot Corp. - Class A (a)	163,251	3,098,504

Insurance - 0.1%
eHealth, Inc. (a)	236,547	924,899

Health Care - 9.0%
Health Care Equipment & Services - 6.4%
AngioDynamics, Inc. (a)	130,405	2,668,086
ICU Medical, Inc. (a)	93,506	14,082,004
Orthofix Medical, Inc. (a)	610,246	11,661,801
Pediatrix Medical Group, Inc. (a)	227,964	3,763,686
Surmodics, Inc. (a)	79,361	2,412,574
		34,588,151
Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
Alkermes PLC (Ireland) (a)	120,341	2,687,214
BioCryst Pharmaceuticals, Inc. (a)	459,003	5,783,438
Blueprint Medicines Corp. (a)	33,265	2,191,831
ImmunoGen, Inc. (a)	235,232	1,124,409
NeoGenomics, Inc. (a)	256,896	2,211,875
		13,998,767
Industrials - 22.3%
Capital Goods - 18.4%
AAR Corp. (a)	147,177	5,271,880

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
Industrials - 22.3% (Continued)
Capital Goods - 18.4% (Continued)
Apogee Enterprises, Inc.	209,235	$7,996,962
Astec Industries, Inc.	183,380	5,719,622
AZZ, Inc.	206,579	7,542,199
Beacon Roofing Supply, Inc. (a)	580	31,738
CIRCOR International, Inc. (a)	303,802	5,009,695
Columbus McKinnon Corp.	106,924	2,797,132
Desktop Metal, Inc. (a)	260,251	674,050
EnerSys	105,945	6,162,821
Mercury Systems, Inc. (a)	173,594	7,047,916
Quanex Building Products Corp.	286,649	5,205,546
Regal Rexnord Corp.	124,856	17,524,788
REV Group, Inc.	654,558	7,219,775
SPX Technologies, Inc. (a)	276,184	15,250,881
Sterling Infrastructure, Inc. (a)	276,201	5,930,035
		99,385,040
Commercial & Professional Services - 3.9%
Huron Consulting Group, Inc. (a)	42,909	2,842,721
KBR, Inc.	185,951	8,036,802
SP Plus Corp. (a)	333,731	10,452,455
		21,331,978
Information Technology - 9.6%
Software & Services - 6.4%
Conduent, Inc. (a)	1,072,450	3,581,983
CSG Systems International, Inc.	68,487	3,621,592
LivePerson, Inc. (a)	118,105	1,112,549
NCR Corp. (a)	363,959	6,918,861
OneSpan, Inc. (a)	72,261	622,167
Progress Software Corp.	441,392	18,781,230
		34,638,382
Technology Hardware & Equipment - 3.2%
Belden, Inc.	194,000	11,643,880
FARO Technologies, Inc. (a)	215,503	5,913,402
		17,557,282

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
Materials - 8.0%
Materials - 8.0%
Alamos Gold, Inc. - Class A (Canada)	716,597	$5,309,984
Compass Minerals International, Inc.	431,608	16,629,856
Element Solutions, Inc.	307,723	5,006,653
Glatfelter Corp.	701,296	2,181,031
Schnitzer Steel Industries, Inc. - Class A	43,608	1,241,084
Silgan Holdings, Inc.	189,527	7,967,715
Summit Materials, Inc. - Class A (a)	207,138	4,963,026
		43,299,349
Real Estate - 7.4%
Real Estate - 7.4%
Cousins Properties, Inc.	153,886	3,593,238
DigitalBridge Group, Inc. - Class A	183,657	2,297,549
Empire State Realty Trust, Inc. - Class A	348,165	2,283,962
Equity Commonwealth	1,056,377	25,733,344
Physicians Realty Trust	279,399	4,202,161
Terreno Realty Corp.	35,722	1,892,909
		40,003,163

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
Utilities - 5.9%
Utilities - 5.9%
ALLETE, Inc.	125,094	$6,260,955
Avista Corp.	99,516	3,687,068
New Jersey Resources Corp.	181,281	7,015,575
OGE Energy Corp.	187,990	6,854,115
PNM Resources, Inc.	176,529	8,072,671
		31,890,384

Investments at Value - 91.3% (Cost $541,575,423)		$494,659,727

Other Assets in Excess of Liabilities - 8.7%		46,906,553

Net Assets - 100.0%		$541,566,280

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 1.1%
Media & Entertainment - 1.1%
New York Times Co. (The) - Class A	63,813	$1,834,624

Consumer Discretionary - 9.6%
Automobiles & Components - 1.1%
Fox Factory Holding Corp. (a)	22,781	1,801,521

Consumer Durables & Apparel - 2.4%
Topgolf Callaway Brands Corp. (a)	135,951	2,618,416
YETI Holdings, Inc. (a)	43,090	1,228,927
		3,847,343
Consumer Services - 3.8%
Bright Horizons Family Solutions, Inc. (a)	21,481	1,238,380
Churchill Downs, Inc.	11,902	2,191,753
Shake Shack, Inc. - Class A (a)	35,739	1,607,540
Wingstop, Inc.	10,086	1,264,986
		6,302,659
Retailing - 2.3%
Boot Barn Holdings, Inc. (a)	25,707	1,502,831
Revolve Group, Inc. (a)	51,001	1,106,212
Warby Parker, Inc. - Class A (a)	85,570	1,141,504
		3,750,547
Consumer Staples - 1.5%
Food, Beverage & Tobacco - 1.5%
Simply Good Foods Co. (The) (a)	74,937	2,397,234

Financials - 7.5%
Diversified Financials - 3.7%
Hamilton Lane, Inc. - Class A	39,243	2,339,275
Houlihan Lokey, Inc.	24,508	1,847,413
StepStone Group, Inc. - Class A	78,147	1,915,383
		6,102,071
Insurance - 3.8%
Goosehead Insurance, Inc. - Class A (a)	46,641	1,662,285
Kinsale Capital Group, Inc.	8,761	2,237,735

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Financials - 7.5% (Continued)
Insurance - 3.8% (Continued)
Palomar Holdings, Inc. (a)	27,140	$2,272,161
		6,172,181
Health Care - 27.2%
Health Care Equipment & Services - 19.4%
Addus HomeCare Corp. (a)	28,368	2,701,768
Amedisys, Inc. (a)	18,366	1,777,645
Castle Biosciences, Inc. (a)	60,781	1,585,168
CONMED Corp.	35,738	2,865,115
Ensign Group, Inc. (The)	26,282	2,089,419
Globus Medical, Inc. - Class A (a)	54,485	3,245,671
Inari Medical, Inc. (a)	33,712	2,448,840
Inspire Medical Systems, Inc. (a)	15,699	2,784,532
Integra LifeSciences Holdings Corp. (a)	56,958	2,412,741
Omnicell, Inc. (a)	29,400	2,558,682
Option Care Health, Inc. (a)	114,561	3,605,235
Silk Road Medical, Inc. (a)	56,934	2,562,030
Surgery Partners, Inc. (a)	53,909	1,261,471
		31,898,317
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
Avid Bioservices, Inc. (a)	109,302	2,089,854
Azenta, Inc.	12,363	529,878
Blueprint Medicines Corp. (a)	25,665	1,691,067
Fate Therapeutics, Inc. (a)	45,827	1,026,983
Medpace Holdings, Inc. (a)	16,127	2,534,681
NanoString Technologies, Inc. (a)	60,337	770,504
Natera, Inc. (a)	38,357	1,680,804
Pacira BioSciences, Inc. (a)	25,797	1,372,142
Xencor, Inc. (a)	42,411	1,101,838
		12,797,751
Industrials - 18.3%
Capital Goods - 10.0%
Ameresco, Inc. - Class A (a)	49,466	3,288,500
AZEK Co., Inc. (The) - Class A (a)	143,953	2,392,499
Comfort Systems USA, Inc.	17,726	1,725,272
Hexcel Corp.	49,767	2,573,949

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 18.3% (Continued)
Capital Goods - 10.0% (Continued)
John Bean Technologies Corp.	20,999	$1,805,914
Kratos Defense & Security Solutions, Inc. (a)	145,121	1,474,429
Mercury Systems, Inc. (a)	25,797	1,047,358
SiteOne Landscape Supply, Inc. (a)	14,028	1,460,876
TPI Composites, Inc. (a)	56,035	632,075
		16,400,872
Commercial & Professional Services - 6.9%
ASGN, Inc. (a)	23,416	2,116,104
Montrose Environmental Group, Inc. (a)	36,392	1,224,591
Ritchie Bros. Auctioneers, Inc. (Canada)	42,971	2,684,828
Tetra Tech, Inc.	28,799	3,701,535
Upwork, Inc. (a)	113,005	1,539,128
		11,266,186
Transportation - 1.4%
Saia, Inc. (a)	12,068	2,292,920

Information Technology - 24.4%
Semiconductors & Semiconductor Equipment - 7.0%
Allegro MicroSystems, Inc. (a)	41,263	901,596
Credo Technology Group Holding Ltd. (Cayman Islands) (a)	78,931	868,241
Onto Innovation, Inc. (a)	40,979	2,624,705
Power Integrations, Inc.	42,566	2,737,845
Silicon Laboratories, Inc. (a)	29,716	3,668,143
SiTime Corp. (a)	9,227	726,442
		11,526,972
Software & Services - 15.7%
BlackLine, Inc. (a)	37,375	2,238,762
Endava PLC ADR (United Kingdom) (a)	40,449	3,261,403
Envestnet, Inc. (a)	59,682	2,649,881
Everbridge, Inc. (a)	55,026	1,699,203
Globant S.A. (Luxembourg) (a)	15,078	2,820,792
MAXIMUS, Inc.	49,505	2,864,854
Olo, Inc. - Class A (a)	95,933	757,871
Rapid7, Inc. (a)	38,574	1,654,825
Shift4 Payments, Inc. - Class A (a)	31,811	1,419,089

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Information Technology - 24.4% (Continued)
Software & Services - 15.7% (Continued)
Sprout Social, Inc. - Class A (a)	33,115	$2,009,418
WNS Holdings Ltd. - ADR (Jersey) (a)	16,144	1,321,225
Workiva, Inc. (a)	39,004	3,034,511
		25,731,834
Technology Hardware & Equipment - 1.7%
Novanta, Inc. (Canada) (a)	24,256	2,805,207

Materials - 3.8%
Materials - 3.8%
Avient Corp.	48,694	1,475,428
Innospec, Inc.	20,345	1,742,956
Livent Corp. (a)	100,987	3,095,252
		6,313,636
Real Estate - 2.6%
Real Estate - 2.6%
Americold Realty Trust, Inc.	61,703	1,517,894
Terreno Realty Corp.	52,782	2,796,918
		4,314,812

Investments at Value - 96.0% (Cost $187,850,644)		$157,556,687

Other Assets in Excess of Liabilities - 4.0%		6,598,219

Net Assets - 100.0%		$164,154,906

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Consumer Discretionary - 10.4%
Automobiles & Components - 1.9%
Fox Factory Holding Corp. (a)	3,764	$297,657
Harley-Davidson, Inc.	16,526	576,427
Stoneridge, Inc. (a)	4,756	80,614
		954,698
Consumer Durables & Apparel - 4.6%
Capri Holdings, Ltd. (a)	9,558	367,410
Columbia Sportswear Co.	4,696	316,041
Gildan Activewear, Inc. (Canada)	25,299	715,203
Steven Madden, Ltd.	16,847	449,309
Under Armour, Inc. - Class A (a)	30,857	205,199
Universal Electronics, Inc. (a)	10,154	199,729
		2,252,891
Consumer Services - 2.9%
BJ’s Restaurants, Inc. (a)	10,939	260,895
Churchill Downs, Inc.	2,450	451,167
Texas Roadhouse, Inc.	8,075	704,625
		1,416,687
Retailing - 1.0%
American Eagle Outfitters, Inc.	14,325	139,382
Five Below, Inc. (a)	2,541	349,820
		489,202
Consumer Staples - 5.6%
Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	3,755	760,463

Food, Beverage & Tobacco - 3.0%
Coca-Cola Consolidated, Inc.	921	379,203
Hain Celestial Group, Inc. (The) (a)	23,633	398,925
J & J Snack Foods Corp.	5,455	706,259
		1,484,387

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Consumer Staples - 5.6% (Continued)
Household & Personal Products - 1.0%
Inter Parfums, Inc.	6,598	$497,885

Energy - 4.1%
Energy - 4.1%
Devon Energy Corp.	21,526	1,294,358
PDC Energy, Inc.	12,401	716,654
		2,011,012
Financials - 8.7%
Banks - 8.7%
Ameris Bancorp	9,897	442,495
Glacier Bancorp, Inc.	17,971	882,915
Lakeland Financial Corp.	3,515	255,927
Seacoast Banking Corp. of Florida	28,620	865,183
SouthState Corp.	10,635	841,441
United Bankshares, Inc.	10,503	375,482
United Community Banks, Inc.	19,550	647,105
		4,310,548
Health Care - 11.9%
Health Care Equipment & Services - 8.1%
Amedisys, Inc. (a)	5,699	551,606
Encompass Health Corp.	7,372	333,436
Ensign Group, Inc. (The)	7,577	602,372
Globus Medical, Inc. - Class A (a)	11,386	678,264
Heska Corp. (a)	4,058	295,909
Insulet Corp. (a)	3,178	729,033
Integra LifeSciences Holdings Corp. (a)	5,102	216,121
Orthofix Medical, Inc. (a)	15,559	297,333
Phreesia, Inc. (a)	12,682	323,137
		4,027,211
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
Bio-Techne Corp.	1,435	407,540
CareDx, Inc. (a)	7,361	125,284
Halozyme Therapeutics, Inc. (a)	9,768	386,227
Horizon Therapeutics PLC (a)	7,328	453,530
Medpace Holdings, Inc. (a)	1,444	226,953

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.8% (Continued)
Veracyte, Inc. (a)	15,883	$263,658
		1,863,192
Industrials - 24.4%
Capital Goods - 17.2%
AAR Corp. (a)	12,839	459,893
AZEK Co., Inc. (The) - Class A (a)	16,976	282,141
BWX Technologies, Inc.	6,311	317,885
Carlisle Cos., Inc.	4,513	1,265,490
EMCOR Group, Inc.	5,440	628,211
EnerSys	6,515	378,978
EnPro Industries, Inc.	11,967	1,016,956
ITT, Inc.	9,129	596,489
RBC Bearings, Inc. (a)	2,515	522,642
Regal Rexnord Corp.	7,391	1,037,401
SPX Technologies, Inc. (a)	9,560	527,903
Standex International Corp.	3,792	309,617
UFP Industries, Inc.	5,773	416,580
Vicor Corp. (a)	3,072	181,678
Zurn Elkay Water Solutions Corp.	21,825	534,712
		8,476,576
Commercial & Professional Services - 4.5%
Casella Waste Systems, Inc. - Class A (a)	11,674	891,777
KBR, Inc.	24,192	1,045,578
Tetra Tech, Inc.	2,204	283,280
		2,220,635
Transportation - 2.7%
Allegiant Travel Co. (a)	3,865	282,068
Forward Air Corp.	3,958	357,249
Hub Group, Inc. - Class A (a)	10,041	692,628
		1,331,945
Information Technology - 17.2%
Semiconductors & Semiconductor Equipment - 2.9%
Silicon Laboratories, Inc. (a)	6,096	752,490
Universal Display Corp.	3,988	376,268

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Information Technology - 17.2% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
Veeco Instruments, Inc. (a)	16,773	$307,282
		1,436,040
Software & Services - 11.0%
Agilysys, Inc. (a)	11,797	652,964
Alteryx, Inc. - Class A (a)	8,575	478,828
Avalara, Inc. (a)	6,660	611,388
BlackLine, Inc. (a)	6,042	361,916
CCC Intelligent Solutions Holdings, Inc. (a)	18,234	165,929
Endava PLC ADR (United Kingdom) (a)	10,696	862,418
Model N, Inc. (a)	20,070	686,996
Tenable Holdings, Inc. (a)	15,752	548,170
WNS Holdings, Ltd. - ADR (Jersey) (a)	12,650	1,035,276
		5,403,885
Technology Hardware & Equipment - 3.3%
Badger Meter, Inc.	6,877	635,366
Pure Storage, Inc. - Class A (a)	36,128	988,823
		1,624,189
Materials - 8.2%
Materials - 8.2%
Berry Global Group, Inc. (a)	13,336	620,524
Compass Minerals International, Inc.	6,560	252,757
Eagle Materials, Inc.	2,119	227,114
Element Solutions, Inc.	41,422	673,936
Graphic Packaging Holding Co.	49,828	983,605
Huntsman Corp.	12,241	300,394
Ingevity Corp. (a)	4,130	250,402
Materion Corp.	9,347	747,760
		4,056,492

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Real Estate - 2.4%
Real Estate - 2.4%
Cousins Properties, Inc.	11,650	$272,028
Equity Commonwealth	18,979	462,328
First Industrial Realty Trust, Inc.	10,588	474,448
		1,208,804

Investments at Value - 92.9% (Cost $41,072,528)		$45,826,742

Other Assets in Excess of Liabilities - 7.1%		3,483,628

Net Assets - 100.0%		$49,310,370

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 3.8%
Media & Entertainment - 3.8%
Alphabet, Inc. - Class C (a)	50,780	$4,882,497

Consumer Discretionary - 13.1%
Consumer Durables & Apparel - 1.0%
Capri Holdings, Ltd. (a)	33,244	1,277,899

Consumer Services - 3.6%
Papa John’s International, Inc.	24,171	1,692,212
Service Corp. International	27,832	1,607,020
Vail Resorts, Inc.	6,082	1,311,522
		4,610,754
Retailing - 8.5%
Amazon.com, Inc. (a)	27,462	3,103,206
Dollar General Corp.	7,355	1,764,171
Home Depot, Inc. (The)	5,582	1,540,297
O’Reilly Automotive, Inc. (a)	2,972	2,090,356
TJX Cos., Inc. (The)	38,126	2,368,387
		10,866,417
Consumer Staples - 7.0%
Food & Staples Retailing - 1.3%
Sysco Corp.	23,868	1,687,706

Food, Beverage & Tobacco - 2.7%
McCormick & Co., Inc.	19,740	1,406,870
Mondel z International, Inc. - Class A	36,546	2,003,817
		3,410,687
Household & Personal Products - 3.0%
Estée Lauder Cos., Inc. (The) - Class A	6,974	1,505,687
Unilever PLC ADR (United Kingdom)	53,463	2,343,818
		3,849,505
Energy - 5.8%
Energy - 5.8%
Chevron Corp.	21,667	3,112,898
ConocoPhillips	25,259	2,585,006

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Energy - 5.8% (Continued)
Suncor Energy, Inc. (Canada)	59,963	$1,687,958
		7,385,862
Financials - 15.2%
Banks - 3.3%
First Republic Bank	14,311	1,868,301
JPMorgan Chase & Co.	23,035	2,407,158
		4,275,459
Diversified Financials - 3.3%
Ares Management Corp. - Class A	39,893	2,471,372
Berkshire Hathaway, Inc. - Class B (a)	6,417	1,713,467
		4,184,839
Insurance - 8.6%
Berkley (W.R.) Corp.	35,196	2,272,958
Globe Life, Inc.	28,678	2,859,196
Marsh & McLennan Cos., Inc.	14,319	2,137,683
Reinsurance Group of America, Inc.	29,396	3,698,311
		10,968,148
Health Care - 18.1%
Health Care Equipment & Services - 6.0%
McKesson Corp.	6,025	2,047,717
Tenet Healthcare Corp. (a)	31,263	1,612,545
UnitedHealth Group, Inc.	7,872	3,975,675
		7,635,937
Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
Bio-Techne Corp.	6,043	1,716,212
Catalent, Inc. (a)	19,681	1,424,117
Danaher Corp.	8,316	2,147,940
Mettler-Toledo International, Inc. (a)	1,496	1,621,843
Novo Nordisk A/S ADR (Denmark)	23,100	2,301,453
Perrigo Co. PLC (Ireland)	83,016	2,960,351
Thermo Fisher Scientific, Inc.	3,639	1,845,664
Zoetis, Inc.	10,123	1,501,140
		15,518,720

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 12.8%
Capital Goods - 10.1%
Advanced Drainage Systems, Inc.	15,574	$1,936,939
AZEK Co., Inc. (The) - Class A (a)	92,450	1,536,519
Dover Corp.	15,376	1,792,534
Quanta Services, Inc.	35,341	4,502,090
Raytheon Technologies Corp.	38,657	3,164,462
		12,932,544
Commercial & Professional Services - 2.7%
Jacobs Solutions, Inc.	13,657	1,481,648
Republic Services, Inc.	14,333	1,949,861
		3,431,509
Information Technology - 17.4%
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding N.V. ADR (Netherlands)	2,931	1,217,391
Marvell Technology, Inc. (Bermuda)	47,484	2,037,538
Monolithic Power Systems, Inc.	5,089	1,849,343
		5,104,272
Software & Services - 7.9%
Microsoft Corp.	24,214	5,639,441
ServiceNow, Inc. (a)	3,508	1,324,656
Visa, Inc. - Class A	17,588	3,124,508
		10,088,605
Technology Hardware & Equipment - 5.5%
Apple, Inc.	22,036	3,045,375
Keysight Technologies, Inc. (a)	13,437	2,114,446
Zebra Technologies Corp. - Class A (a)	7,257	1,901,407
		7,061,228

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 3.3%
Materials - 3.3%
Avery Dennison Corp.	16,351	$2,660,308
Franco-Nevada Corp. (Canada)	13,480	1,610,590
		4,270,898

Investments at Value - 96.5% (Cost $90,728,138)		$123,443,486

Other Assets in Excess of Liabilities - 3.5%		4,429,281

Net Assets - 100.0%		$127,872,767

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 9.6%
Media & Entertainment - 4.9%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A (China)	36,500	$89,010
China South Publishing & Media Group Co., Ltd. - Class A (China)	122,500	169,162
Gamania Digital Entertainment Co., Ltd. (Taiwan)	45,000	81,757
Jagran Prakashan, Ltd. (India)	43,811	34,699
Media Nusantara Citra Tbk P.T. (Indonesia) (a)	3,693,800	200,665
NetDragon Websoft Holdings, Ltd. (China)	88,500	160,482
NetEase, Inc. ADR (Hong Kong)	900	68,040
Sun TV Network, Ltd. (India)	5,400	33,459
Tencent Holdings, Ltd. (China)	32,800	1,107,860
TV Today Network, Ltd. (India)	10,420	35,029
Yandex N.V. - Class A (Russia) (a)(b)	810	0
		1,980,163
Telecommunication Services - 4.7%
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	10,500	172,935
APT Satellite Holdings, Ltd. (China)	700,000	175,303
China Tower Corp., Ltd. - H Shares (China) (c)	3,762,000	401,938
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	9,241	58,736
Empresa Nacional de Telecomunicaciones S.A. (Chile)	25,240	71,513
Etihad Etisalat Co. (Saudi Arabia)	4,543	42,816
Indus Towers, Ltd. (India)	84,411	203,204
KT Corp. ADR (South Korea)	19,100	233,402
LG Uplus Corp. (South Korea)	32,991	244,785
Mobile Telecommunications Co. KSCP (Kuwait)	72,798	137,431
MTN Group, Ltd. (South Africa)	4,136	27,291
Ooredoo Q.P.S.C. (Qatar)	50,887	124,046
PLDT, Inc. ADR (Philippines)	100	2,530
Telecom Egypt Co. (Egypt)	27,022	23,675
		1,919,605
Consumer Discretionary - 14.1%
Automobiles & Components - 4.9%
Astra International Tbk P.T. (Indonesia)	263,100	113,853

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Automobiles & Components - 4.9% (Continued)
Astra Otoparts Tbk P.T. (Indonesia)	384,500	$31,404
Automotive Axles, Ltd. (India)	1,062	25,221
BAIC Motor Corp., Ltd. - H Shares (China) (c)	769,500	167,345
Brilliance China Automotive Holdings, Ltd. (China) (a)(b)	508,000	300,738
Depo Auto Parts Ind Co., Ltd (Taiwan)	12,000	26,579
DN Automotive Corp. (South Korea)	1,425	60,269
Gabriel India, Ltd. (India)	13,444	25,128
Huayu Automotive Systems Co., Ltd. - Class A (China)	122,900	283,953
Kia Corp. (South Korea)	5,174	255,522
Mahindra CIE Automotive, Ltd. (India)	34,177	114,693
Nemak S.A.B. de C.V. (Mexico) (a)(c)	99,900	21,827
Oriental Holdings Bhd (Malaysia)	57,000	79,406
Qingling Motors Co., Ltd. - H Shares (China)	784,000	101,906
Sundaram-Clayton, Ltd. (India)	1,310	72,939
Thai Stanley Electric PCL (Thailand)	20,721	93,228
Tianneng Power International, Ltd. (China)	28,000	24,385
Tupy S.A. (Brazil) (a)	5,400	25,134
Xingda International Holdings, Ltd. (China)	986,292	194,061
		2,017,591
Consumer Durables & Apparel - 3.6%
361 Degrees International, Ltd. (China) (a)	302,000	139,991
Arvind, Ltd. (India) (a)	62,228	72,000
Best Pacific International Holdings, Ltd. (China)	54,000	8,874
China Lilang, Ltd. (China)	188,937	80,423
Fulgent Sun International Holding Co., Ltd. (Taiwan)	6,000	29,836
Gree Electric Appliances, Inc. - Class A (China)	92,900	422,619
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	26,000	23,480
LF Corp. (South Korea)	3,796	38,139
Pou Chen Corp. (Taiwan)	63,000	56,155
Raymond, Ltd. (India)	8,892	110,952
Siyaram Silk Mills, Ltd. (India)	16,464	87,184
Skyworth Group, Ltd. (China)	522,000	208,221
Weiqiao Textile Co. - H Shares (China)	547,971	82,374
Youngone Corp. (South Korea)	2,382	72,950

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Consumer Durables & Apparel - 3.6% (Continued)
Youngone Holdings Co., Ltd. (South Korea)	1,443	$50,942
		1,484,140
Retailing - 5.6%
Alibaba Group Holding, Ltd. ADR (Hong Kong) (a)	11,100	887,889
China Harmony Auto Holding, Ltd. (China)	220,000	42,076
China Yongda Automobiles Services Holdings, Ltd. (China)	96,000	51,439
Dogan Sirketler Grubu Holdings A.S. (Turkey)	88,473	22,901
Dogus Otomotiv Servis ve Ticaret A/S (Turkey)	7,279	38,081
EEKA Fashion Holdings, Ltd. (China)	140,500	190,784
Golden Eagle Retail Group, Ltd. (China) (a)	9,441	6,086
Meituan (China) (a)(c)	11,000	231,181
Naspers, Ltd. - N Shares (South Africa)	1,647	204,279
Organizacion Terpel S.A. (Colombia)	19,911	34,963
Vipshop Holdings, Ltd. ADR (China) (a)	30,200	253,982
Wuchan Zhongda Group Co., Ltd. - Class A (China)	161,100	92,937
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	206,838
		2,263,436
Consumer Staples - 6.2%
Food & Staples Retailing - 0.6%
Grupo Comercial Chedraui S.A. de C.V. (Mexico)	73,868	218,283
Migros Ticaret A.S. (Turkey) (a)	5,531	30,106
		248,389
Food, Beverage & Tobacco - 5.6%
Astral Foods, Ltd. (South Africa)	5,567	59,420
China Foods, Ltd. (China)	310,455	92,402
China Modern Dairy Holdings, Ltd. (China)	1,373,000	156,823
Dongwon Industries Co., Ltd. (South Korea)	242	38,847
Eastern Co. SAE (Egypt)	149,176	78,681
Godfrey Phillips India, Ltd. (India)	13,245	185,677
Hap Seng Plantations Holdings Bhd (Malaysia)	46,300	19,253
Hey Song Corp. (Taiwan)	52,000	54,024
Indofood Sukses Makmur Tbk P.T. (Indonesia)	189,100	74,715
ITC, Ltd. (India)	74,675	302,669
JBS S.A. (Brazil)	36,500	170,023

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Staples - 6.2% (Continued)
Food, Beverage & Tobacco - 5.6% (Continued)
Kim Loong Resources Bhd (Malaysia)	142,000	$51,296
Kuala Lumpur Kepong Bhd (Malaysia)	14,300	63,642
Minerva S.A. (Brazil)	24,200	56,184
Orion Holdings Corp. (South Korea)	8,965	91,517
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	401,000	28,380
Sarawak Oil Palms Bhd (Malaysia)	31,050	14,610
Sawit Sumbermas Sarana Tbk P.T. (Indonesia)	563,800	47,840
Sime Darby Plantation Bhd (Malaysia)	23,000	20,205
Thai Vegetable Oil PCL (Thailand)	29,040	22,439
Thaifoods Group PCL (Thailand)	386,800	58,691
Tongwei Co., Ltd. (China)	41,600	273,015
VST Industries, Ltd. (India)	4,614	182,553
Want Want China Holdings, Ltd. (China)	214,000	139,756
		2,282,662
Energy - 5.1%
Energy - 5.1%
Adaro Energy Indonesia Tbk P.T. (Indonesia)	115,900	29,888
Bukit Asam Tbk P.T. (Indonesia)	123,800	33,715
China Coal Energy Co., Ltd. - H Shares (China)	77,000	69,368
China Petroleum & Chemical Corp. - H Shares (China)	174,000	74,303
China Shenhua Energy Co., Ltd. - Class A (China)	9,300	41,248
China Shenhua Energy Co., Ltd. - H Shares (China)	56,500	168,124
Coal India, Ltd. (India)	85,931	222,075
Ecopetrol S.A. ADR (Colombia)	4,900	43,757
Empresas Copec S.A. (Chile)	3,213	20,583
Exxaro Resources, Ltd. (South Africa)	5,442	60,443
Gazprom PJSC (Russia) (a)(b)	101,150	0
Indian Oil Corp., Ltd. (India)	87,880	71,681
LUKOIL PJSC ADR (Russia) (b)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	135,549	209,400
Petroleo Brasileiro S.A. ADR (Brazil)	21,600	266,544
Polski Koncern Naftowy ORLEN S.A. (Poland)	3,590	38,537
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Poland) (a)	28,465	27,886
PTT Exploration & Production PCL (Thailand)	17,100	72,660
PTT PCL (Thailand)	22,300	19,983

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Energy - 5.1% (Continued)
Reliance Industries, Ltd. 144A (India) (d)	4,064	$235,802
Rosneft Oil C o. PJSC (Russia) (b)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia)	12,668	120,606
Shaanxi Coal Industry Co., Ltd. - Class A (China)	26,800	85,771
United Tractors Tbk P.T. (Indonesia)	11,500	24,691
Yankuang Energy Group Co., Ltd. - Class A (China)	6,800	47,825
Yankuang Energy Group Co., Ltd. - H Shares (China)	32,000	115,542
		2,100,432
Financials - 22.7%
Banks - 18.6%
Absa Group, Ltd. (South Africa)	35,104	341,020
AFFIN Bank Bhd (Malaysia)	67,100	28,672
Agricultural Bank of China, Ltd. - Class A (China)	76,900	30,881
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	90,986
Akbank T.A.S. (Turkey)	108,282	66,093
Alliance Bank Malaysia Bhd (Malaysia)	61,900	46,982
Arab National Bank (Saudi Arabia)	57,157	464,964
Banco Bradesco S.A. (Brazil)	66,032	199,711
Banco do Brasil S.A. (Brazil)	64,000	457,151
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	7,900	40,290
BanColombia S.A. ADR (Colombia)	2,300	56,051
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	114,076
Bank Handlowy w Warszawie S.A. (Poland)	3,187	34,834
Bank Mandiri Persero Tbk P.T. (Indonesia)	162,200	99,594
Bank of Baroda (India)	146,341	235,234
Bank of Beijing Co., Ltd. - Class A (China)	76,300	44,019
Bank of China, Ltd. - H Shares (China)	1,690,000	551,945
Bank of Chongqing Co., Ltd. - H Shares (China)	127,500	60,986
Bank of Communications Co., Ltd. - Class A (China)	43,400	28,149
Bank of Communications Co., Ltd. - H Shares (China)	349,000	183,984
Bank of Jiangsu Co., Ltd. - Class A (China)	49,000	51,068
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	980,946	87,153
Bank Saint Petersburg PJSC (Russia) (b)	136,120	0

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 22.7% (Continued)
Banks - 18.6% (Continued)
Canara Bank (India)	43,828	$121,822
China Banking Corp. (Philippines)	70,100	30,222
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	67,860
China Construction Bank Corp. - H Shares (China)	790,000	455,988
China Everbright Bank Co., Ltd. - H Shares (China)	528,000	144,973
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	131,000	42,483
Commercial Bank P.S.Q.C. (The) (Qatar)	135,466	260,867
CTBC Financial Holding Co., Ltd. (Taiwan)	217,000	134,615
DCB Bank, Ltd. (India)	26,980	33,747
Dubai Islamic Bank PJSC (United Arab Emirates)	92,775	150,513
Emirates NBD Bank PJSC (United Arab Emirates)	76,715	268,249
Faisal Islamic Bank of Egypt (Egypt)	23,957	16,946
Federal Bank, Ltd. (India)	43,676	63,027
Haci Omer Sabanci Holding A.S. (Turkey)	25,448	35,291
Hana Financial Group, Inc. (South Korea)	4,703	114,586
Huaxia Bank Co., Ltd. - Class A (China)	40,200	28,375
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	23,712
IIFL Finance, Ltd. (India)	6,789	29,055
Indian Bank (India)	41,510	99,272
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	442,000	207,344
Industrial Bank of Korea (South Korea)	6,979	45,794
JB Financial Group Co., Ltd. (South Korea)	13,180	63,299
Karnataka Bank, Ltd. (The) (India)	24,659	23,552
Karur Vysya Bank, Ltd. (India)	86,299	85,503
Kasikornbank PCL (Thailand)	19,200	72,699
Kasikornbank PCL - Foreign Shares (Thailand)	18,800	72,203
KB Financial Group, Inc. ADR (South Korea)	1,800	54,252
Krung Thai Bank PCL (Thailand)	49,900	21,939
LIC Housing Finance, Ltd. (India)	10,917	55,039
Malaysia Building Society Bhd (Malaysia)	291,420	35,974
Metropolitan Bank & Trust Co. (Philippines)	24,470	20,122
National Bank of Kuwait S.A.K.P. (Kuwait)	39,000	122,887
Nedbank Group, Ltd. (South Africa)	20,896	230,609
Philippine National Bank (Philippines) (a)	43,300	12,358
RHB Bank Bhd (Malaysia)	68,700	82,009

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 22.7% (Continued)
Banks - 18.6% (Continued)
Riyad Bank (Saudi Arabia)	62,800	$527,211
Saudi Investment Bank (The) (Saudi Arabia)	4,317	19,493
Sberbank of Russia PJSC (Russia) (a)(b)	19,830	0
Shinhan Financial Group Co., Ltd. ADR (South Korea)	4,700	108,100
State Bank of India (India)	21,786	140,703
Turkiye Is Bankasi A.S. (Turkey)	108,175	43,550
Union Bank of India, Ltd. (India)	102,542	55,691
VTB Bank PJSC (Russia) (a)(b)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	6,240	45,949
		7,581,726
Diversified Financials - 2.2%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	145,000	78,975
Bajaj Holdings & Investment, Ltd. (India)	790	61,626
Bank of Greece (Greece)	3,053	46,904
Capital Securities Corp. (Taiwan)	60,000	19,802
China Galaxy Securities Co., Ltd. - H Shares (China)	42,000	19,350
Concentradora Hipotecaria SAPI de C.V. (Mexico)	61,600	56,894
Gentera S.A.B. de C.V. (Mexico)	80,200	69,175
Power Finance Corp., Ltd. (India)	86,444	110,219
REC, Ltd. (India)	171,136	196,339
Shinyoung Securities Co., Ltd. (South Korea)	795	30,002
Shriram Transport Finance Co., Ltd. (India) (a)	4,504	65,682
Tata Investment Corp., Ltd. (India)	4,663	130,931
		885,899
Insurance - 1.9%
Allianz Malaysia Bhd (Malaysia)	7,600	21,779
Cathay Financial Holding Co., Ltd. (Taiwan)	203,000	253,708
DB Insurance Co., Ltd. (South Korea)	550	20,908
Farglory Life Insurance Co., Ltd. (Taiwan)	55,356	22,428
Fubon Financial Holdings Co., Ltd. (Taiwan)	171,539	267,496
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	166,000	48,093
PICC Property & Casualty Co., Ltd. - H Shares (China)	96,000	99,272
Shinkong Insurance Co., Ltd. (Taiwan)	32,000	48,816
		782,500

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 3.6%
Health Care Equipment & Services - 1.6%
Bangkok Chain Hospital PCL (Thailand)	240,900	$112,995
Narayana Hrudayalaya, Ltd. (India)	8,398	73,886
SD Biosensor, Inc. (South Korea)	9,587	175,361
Sinopharm Group Co., Ltd. - H Shares (China)	104,000	207,561
TaiDoc Technology Corp. (Taiwan) (a)	17,000	87,293
		657,096
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
China Medical System Holdings, Ltd. (China)	84,000	100,063
China Shineway Pharmaceutical Group, Ltd. (China)	256,000	158,466
Consun Pharmaceutical Group, Ltd. (China)	370,492	158,223
Dawnrays Pharmaceutical Holdings, Ltd. (China)	75,215	10,094
Glenmark Pharmaceuticals, Ltd. (India)	14,508	68,862
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A (China)	11,800	42,896
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - H Shares (China)	50,000	108,030
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	216,000	105,208
Sun Pharmaceutical Industries, Ltd. (India)	3,608	41,788
		793,630
Industrials - 5.7%
Capital Goods - 2.7%
ALFA S.A.B de C.V. - Class A (Mexico)	111,500	70,869
Apar Industries, Ltd. (India)	3,252	51,395
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (c)	81,000	16,374
China Communications Services Corp., Ltd. - H Shares (China)	62,000	20,844
China Railway Group, Ltd. - Class A (China)	57,200	41,951
China Railway Group, Ltd. - H Shares (China)	112,000	55,004
CITIC, Ltd. (China)	69,000	65,009
DMCI Holdings, Inc. (Philippines)	324,700	54,388
Ferreycorp S.A.A. (Peru)	51,409	27,769
FSP Technology, Inc. (Taiwan)	16,000	18,980
GS Holdings Corp. (South Korea)	1,424	40,905
Industries Qatar Q.S.C. (Qatar)	38,321	176,947
Iochpe-Maxion S.A. (Brazil)	30,800	72,535

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 5.7% (Continued)
Capital Goods - 2.7% (Continued)
IS Dongseo Co., Ltd. (South Korea)	777	$16,333
LG Balakrishnan & Bros, Ltd. (India)	2,902	27,064
LG Corp. (South Korea)	2,318	117,978
LT Group, Inc. (Philippines)	157,600	22,089
LX International Corp. (South Korea)	1,331	35,643
Nava, Ltd. (India)	21,296	48,348
Posco International Corp. (South Korea)	1,649	23,717
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	19,981
SK, Inc. (South Korea)	523	68,901
TBEA Co., Ltd. (China)	6,500	19,669
		1,112,693
Commercial & Professional Services - 0.1%
China Everbright Environment Group, Ltd. (China)	80,000	33,118
Tianjin Capital Environmental Protection Group Co., Ltd. (China)	72,000	22,794
		55,912
Transportation - 2.9%
Allcargo Logistics, Ltd. (India)	13,685	68,534
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	36,884
China Merchants Port Holdings Co., Ltd. (China)	44,000	55,264
Cia Sud Americana de Vapores S.A. (Chile)	627,603	43,241
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	32,397	49,785
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	85,700	99,683
Daqin Railway Co., Ltd. (China)	26,800	25,460
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan) (a)	23,200	105,480
Grindrod, Ltd. (South Africa)	87,555	43,877
Gujarat Pipavav Port, Ltd. (India)	23,103	24,517
HMM Co., Ltd. (South Korea)	8,828	111,842
Hyundai Glovis Co., Ltd. (South Korea)	421	47,015
Orient Overseas International, Ltd. (Hong Kong)	5,000	87,015
Pan Ocean Co., Ltd. (South Korea)	5,723	17,698
Precious Shipping PCL (Thailand)	62,500	23,078
Regional Container Lines PCL (Thailand)	30,100	22,958
Shanghai International Port Group Co., Ltd. - Class A (China)	102,500	79,899
Shenzhen Expressway Corp., Ltd. - H Shares (China)	28,000	20,464
Sinotrans, Ltd. - H Shares (China)	66,000	16,608

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 5.7% (Continued)
Transportation - 2.9% (Continued)
Tianjin Port Development Holdings, Ltd. (China)	320,000	$20,200
Transport Corp. of India, Ltd. (India)	5,602	52,234
Yang Ming Marine Transport Corp. (Taiwan)	47,000	90,042
Zhejiang Expressway Co., Ltd. - H Shares (China)	32,000	21,745
		1,163,523
Information Technology - 17.5%
Semiconductors & Semiconductor Equipment - 9.0%
ASE Technology Holding Co., Ltd. ADR (Taiwan)	35,500	177,145
Chipbond Technology Corp. (Taiwan)	18,000	28,418
ChipMOS Technologies, Inc. (Taiwan)	30,000	28,132
Daqo New Energy Corp. ADR (China) (a)	2,500	132,700
DB HiTek Co., Ltd. (South Korea)	1,897	48,332
Foxsemicon Integrated Technology, Inc. (Taiwan)	4,000	23,056
GCL Technology Holdings, Ltd. (China) (a)	339,000	102,603
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	18,310
Kinsus Interconnect Technology Corp. (Taiwan)	6,000	17,333
LX Semicon Co., Ltd. (South Korea)	2,376	123,446
Macronix International Co., Ltd. (Taiwan)	20,000	19,447
MediaTek, Inc. (Taiwan)	13,000	223,699
Novatek Microelectronics Corp. (Taiwan)	16,000	109,196
Powerchip Semiconductor Manufacturing Corp. (Taiwan)	46,000	40,994
Powertech Technology, Inc. (Taiwan)	49,000	118,396
Radiant Opto-Electronics Corp. (Taiwan)	10,000	31,500
Sigurd Microelectronics Corp. (Taiwan)	15,000	19,942
SIMMTECH Co., Ltd. (South Korea)	2,109	42,434
SK Hynix, Inc. (South Korea)	2,035	115,499
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	29,000	1,988,240
Taiwan Surface Mounting Technology Corp. (Taiwan)	7,000	18,161
United Microelectronics Corp. (Taiwan) (a)	219,000	244,390
		3,671,373
Software & Services - 1.4%
HCL Technologies, Ltd. (India) (a)	23,289	263,774
Hinduja Global Solutions, Ltd. (India)	9,999	154,101
Infosys, Ltd. ADR (India)	1,200	20,364

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 17.5% (Continued)
Software & Services - 1.4% (Continued)
Oracle Financial Services Software, Ltd. (India)	2,902	$105,499
		543,738
Technology Hardware & Equipment - 7.1%
Apex International Co., Ltd. (Taiwan)	9,000	13,989
Asia Vital Components Co., Ltd. (Taiwan)	7,000	24,317
AURAS Technology Co., Ltd. (Taiwan)	5,000	22,089
Chicony Electronics Co., Ltd. (Taiwan)	10,000	25,810
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (c)	496,171	136,433
Compeq Manufacturing Co., Ltd. (Taiwan)	32,000	45,173
Erajaya Swasembada Tbk PT (Indonesia)	878,800	23,779
FLEXium Interconnect, Inc. (Taiwan) (a)	8,000	21,784
Gigabyte Technology Co., Ltd. (Taiwan)	10,000	27,573
Gold Circuit Electronics, Ltd. (Taiwan) (a)	9,000	26,115
Hannstar Board Corp. (Taiwan)	19,000	17,317
Hon Hai Precision Industry Co., Ltd. (Taiwan)	27,000	86,213
Innodisk Corp. (Taiwan)	4,118	20,808
INTOPS Co., Ltd. (South Korea)	1,013	21,161
Korea Circuit Co., Ltd. (South Korea) (a)	1,163	10,586
Legend Holdings Corp. - H Shares (China) (c)	48,500	42,096
Lenovo Group, Ltd. (China)	382,000	264,227
LG Innotek Co., Ltd. (South Korea)	1,853	346,553
Lite-On Technology Corp. (Taiwan)	27,000	54,000
Primax Electronics, Ltd. (Taiwan)	18,000	35,862
Quanta Storage, Inc. (Taiwan)	19,000	22,442
Redington, Ltd. (India)	140,197	237,085
Samsung Electronics Co., Ltd. (South Korea)	25,957	945,725
Simplo Technology Co., Ltd. (Taiwan)	4,000	33,002
Synnex Technology International Corp. (Taiwan)	24,000	39,645
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	33,904
Unimicron Technology Corp. (Taiwan)	37,000	135,063
Wasion Holdings, Ltd. (China)	80,000	20,191
Wistron Corp. (Taiwan)	29,000	24,125
Zhen Ding Technology Holdings, Ltd. (Taiwan)	45,000	148,788
		2,905,855

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 8.7%
Materials - 8.7%
Abou Kir Fertilizers & Chemical Industries (Egypt) (a)	19,957	$25,328
African Rainbow Minerals, Ltd. (South Africa)	4,931	66,619
Alpek S.A.B de C.V. (Mexico)	57,900	75,011
CAP S.A. (Chile)	2,676	17,305
Castrol India, Ltd. (India)	16,918	23,322
China BlueChemical, Ltd. - H Shares (China)	92,000	19,016
China Hongqiao Group, Ltd. (China)	75,000	61,396
China Jushi Co., Ltd. - Class A (China)	17,900	33,005
China Lumena New Materials Corp. (China) (a)(b)	1,700	0
China Metal Products Co., Ltd. (Taiwan)	23,000	21,186
China XLX Fertiliser, Ltd. (China)	38,000	19,014
Coromandel International, Ltd. (India)	3,953	47,972
Corporacion Aceros Arequipa S.A. (Peru)	61,109	21,494
EID Parry India, Ltd. (India)	3,465	25,277
Formosa Plastics Corp. (Taiwan)	38,000	103,142
Fufeng Group, Ltd. (China)	34,692	17,700
Gloria Material Technology Corp. (Taiwan)	39,000	35,941
Goldsun Building Materials Co., Ltd. (Taiwan)	55,000	41,305
Gujarat Alkalies & Chemicals, Ltd. (India)	2,229	22,991
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (India)	7,896	61,601
Hanil Holdings Co., Ltd. (South Korea)	2,166	16,592
Henan Shenhuo Coal & Power Co., Ltd. - Class A (China)	8,500	20,003
Hindustan Zinc, Ltd. (India)	18,637	60,649
Huaibei Mining Holdings Co., Ltd. - Class A (China)	10,100	23,836
Hubei Xingfa Chemicals Group Co., Ltd. (China)	5,800	27,056
Hyundai Steel Co. (South Korea)	2,917	56,222
Indorama Ventures PCL (Thailand)	66,400	67,889
Jastrzebska Spolka Weglowa S.A. (Poland) (a)	2,344	15,500
Jindal Saw, Ltd. (India)	23,174	23,248
Jindal Steel & Power, Ltd. (India)	6,244	32,454
JK Paper, Ltd. (India)	4,561	20,986
Kumho Petrochemical Co., Ltd. (South Korea)	380	30,188
Luxi Chemical Group Co., Ltd. - Class A (China)	12,600	22,855
Magnitogorsk Iron & Steel Works PJSC (Russia) (b)	194,390	0
Maharashtra Seamless, Ltd. (India)	2,477	23,565

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 8.7% (Continued)
Materials - 8.7% (Continued)
National Aluminum Co., Ltd. (India)	24,090	$20,816
NMDC, Ltd. (India)	48,687	75,680
Novolipetsk Steel PJSC (Russia) (b)(c)	2,870	0
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	41,900	70,532
PCC Rokita S.A. (Poland)	1,348	19,858
Petronas Chemicals Group Bhd (Malaysia)	78,700	141,404
POSCO Holdings, Inc. ADR (South Korea)	4,900	179,389
Rashtriya Chemicals & Fertilizers, Ltd. (India) (a)	21,227	24,267
SABIC Agri-Nutrients Co. (Saudi Arabia)	2,609	108,383
Sahara International Petrochemical Co. (Saudi Arabia)	33,880	370,487
Sappi, Ltd. (South Africa) (a)	7,792	18,781
Sasol, Ltd. (South Africa)	12,164	190,277
Satellite Chemical Co., Ltd. - Class A (China)	8,814	26,246
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A (China)	10,200	41,593
Sharda Cropchem, Ltd. (India)	3,773	20,349
Shougang Fushan Resources Group, Ltd. (China)	66,000	19,127
Siam City Cement Public Co., Ltd. (Thailand)	5,300	21,376
Sichuan Hebang Biotechnology Co., Ltd. - Class A (China)	37,500	16,868
Sitios LatinoAmerica S.A.B. de C.V. (Mexico) (a)	10,500	4,781
Sociedad Minera Cerro Verde S.A.A. (Peru)	1,818	49,104
Solar Applied Materials Technology Corp. (Taiwan)	19,000	17,716
Ta Ann Holdings Bhd (Malaysia)	37,200	25,889
Ta Chen Stainless Pipe Co. (Taiwan)	85,850	101,265
Tharisa PLC (South Africa)	30,632	35,119
TSRC Corp. (Taiwan)	25,000	20,344
UPL, Ltd. (India)	10,733	87,803
Vale S.A. ADR (Brazil)	38,874	517,802
Vedanta, Ltd. (India)	28,782	94,194
West China Cement, Ltd. (China)	166,000	16,931
Yunnan Tin Co., Ltd. - Class A (China)	12,100	20,887
		3,536,936
Real Estate - 1.9%
Real Estate - 1.9%
AP Thailand PCL (Thailand)	175,900	44,040
China Electronics Optics Valley Union Holding Co., Ltd. (China)	262,577	12,377

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Real Estate - 1.9% (Continued)
Real Estate - 1.9% (Continued)
China Overseas Land & Investment, Ltd. (China)	73,000	$189,911
Dipula Income Fund Ltd. (South Africa)	129,530	28,126
Emaar Properties PJSC (United Arab Emirates)	68,746	107,871
Gemdale Properties and Investment Corp., Ltd. (China)	320,000	21,539
Greenland Hong Kong Holdings, Ltd. (China)	378,673	26,010
Huaku Development Co., Ltd. (Taiwan)	8,000	22,726
Origin Property PCL (Thailand)	90,000	23,815
PLA Administradora Industrial S. de R.L. de C.V. (Mexico) (c)	16,800	22,299
Poly Property Group Co., Ltd. (China)	173,000	30,656
Shanghai Industrial Urban Development Group, Ltd. (China)	99,862	7,630
Shenzhen Investment, Ltd. (China)	380,724	57,675
Supalai PCL (Thailand)	131,600	65,591
Youngor Group Co., Ltd. - Class A (China)	103,400	91,650
YTL Hospitality REIT (Malaysia)	119,003	22,880
		774,796
Utilities - 3.2%
Utilities - 3.2%
Beijing Enterprises Holdings, Ltd. (China)	40,000	112,102
Canvest Environmental Protection Group Co., Ltd. (China)	45,000	28,308
Centrais Eletricas Santa Catarina (Brazil)	582	6,365
CESC, Ltd. (India)	31,840	30,001
China Everbright Water, Ltd. (China)	143,700	23,887
China Water Affairs Group, Ltd. (China)	24,000	18,983
Datang International Power Generation Co., Ltd. - H Shares (China) (a)	312,000	59,411
Enea S.A. (Poland) (a)	17,328	21,529
First Philippine Holdings Corp. (Philippines)	15,781	16,506
GAIL India, Ltd. (India) (c)	5,275	51,968
Gas Malaysia Bhd (Malaysia) (a)	33,900	23,667
GCL New Energy Holdings, Ltd. (China) (a)	107,802	1,177
GD Power Development Co., Ltd. - Class A (China) (a)	40,500	23,083
Huadian Power International Corp., Ltd. - H Shares (China)	116,000	42,296
Korea Gas Corp. (South Korea)	3,139	73,087
Kunlun Energy Co., Ltd. (China)	152,000	109,398
NHPC, Ltd. (India)	123,005	53,546

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Utilities - 3.2% (Continued)
Utilities - 3.2% (Continued)
NTPC, Ltd. (India)	109,398	$213,079
OGK-2 PJSC (Russia) (b)	5,740,000	0
Power Grid Corp. of India, Ltd. (India)	61,742	159,877
Saudi Electricity Co. (Saudi Arabia)	26,026	168,497
SJVN, Ltd. (India)	77,130	29,198
Synergy Grid & Development Phils, Inc. (Philippines)	107,300	21,371
		1,287,336

Total Common Stocks (Cost $45,562,780)		$40,049,431

PREFERRED STOCKS - 1.4%	Shares	Value
Energy - 0.7%
Energy - 0.7%
Petroleo Brasileiro S.A. ADR (Brazil)	27,000	$299,160
Surgutneftegas PJSC (Russia) (b)	541,500	0
		299,160
Industrials - 0.1%
Capital Goods - 0.1%
Randon S.A. Implementos e Participacoes (Brazil)	11,300	19,906

Information Technology - 0.2%
Technology Hardware & Equipment - 0.2%
Samsung Electronics Co., Ltd. (South Korea)	2,485	80,094

Materials - 0.3%
Materials - 0.3%
Gerdau S.A. (Brazil)	27,100	122,819
Usinas Siderurgicas de Minas Gerais S.A. Usiminas (Brazil)	9,600	13,387
		136,206

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.4%	Shares	Value
Utilities - 0.1%
Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	$38,941

Total Preferred Stocks (Cost $810,205)		$574,307

WARRANTS - 0.0% (e)	Shares	Value
Real Estate - 0.0% (e)
Real Estate - 0.0% (e)
Noble Development PCL (Cost $0)	14,775	$152

Investments at Value - 99.7% (Cost $46,372,985)		$40,623,890

Other Assets in Excess of Liabilities - 0.3%		126,772

Net Assets - 100.0%		$40,750,662

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.7% of net assets. The total value of these securities is $300,738.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,091,461, which represents 2.7% of net assets as of September 30, 2022.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $235,802, which represents 0.6% of net assets as of September 30, 2022.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
September 30, 2022 (Unaudited)

Country	Value	% of Net Assets
China	$12,212,246	30.0%
India	6,172,101	15.1%
Taiwan	5,625,014	13.8%
South Korea	4,313,964	10.6%
Brazil	2,265,662	5.6%
Saudi Arabia	1,822,457	4.5%
South Africa	1,305,861	3.2%
Hong Kong	1,042,944	2.6%
Indonesia	988,728	2.4%
Mexico	822,896	2.0%
Thailand	815,736	2.0%
Malaysia	677,668	1.7%
United Arab Emirates	585,369	1.4%
Qatar	561,860	1.4%
Kuwait	260,318	0.6%
Turkey	236,022	0.6%
Philippines	179,586	0.4%
Poland	158,144	0.4%
Chile	152,642	0.4%
Egypt	144,630	0.4%
Colombia	134,771	0.3%
Peru	98,367	0.2%
Greece	46,904	0.1%
Russia	0	0.0%
Total Investments	$40,623,890	99.7%
Other Assets in Excess of Liabilities	126,772	0.3%
Net Assets	$40,750,662	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 4.1%
Media & Entertainment - 2.5%
ITV PLC (United Kingdom)	807,549	$509,682
MFE-MediaForEurope N.V. - Class A (Italy)	201,673	59,058
Modern Times Group MTG A.B. - B Shares (Sweden) (a)	33,676	222,535
Nippon Television Holdings, Inc. (Japan)	29,200	233,977
Seven West Media, Ltd. (Australia) (a)	636,648	167,306
SKY Perfect JSAT Holdings, Inc. (Japan)	47,800	171,150
Television Francaise 1 (France)	139,215	795,196
		2,158,904
Telecommunication Services - 1.6%
Airtel Africa PLC (United Kingdom)	403,957	579,477
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	323,466	528,819
Telekom Austria A.G. (Austria) (a)	43,321	250,884
		1,359,180
Consumer Discretionary - 11.5%
Automobiles & Components - 2.5%
Exedy Corp. (Japan)	33,700	384,120
Gestamp Automocion S.A. (Spain)	49,814	147,759
G-Tekt Corp. (Japan)	16,300	142,511
KYB Corp. (Japan)	8,800	188,498
NGK Spark Plug Co., Ltd. (Japan)	32,900	583,500
NHK Spring Co., Ltd. (Japan)	37,580	221,225
Pacific Industrial Co., Ltd. (Japan)	15,404	108,732
Toyo Tire Corp. (Japan)	32,400	352,660
		2,129,005
Consumer Durables & Apparel - 4.8%
Bellway PLC (United Kingdom)	16,525	311,321
Cairn Homes PLC (Ireland)	271,446	219,558
Cleanup Corp. (Japan)	15,900	61,919
Coats Group PLC (United Kingdom) (a)	219,328	123,834
Neinor Homes S.A. (Spain) (a)(b)	30,064	273,146
Redrow PLC (United Kingdom)	122,724	540,447
SANKYO Co., Ltd. (Japan)	21,000	635,809
Sumitomo Forestry Co., Ltd. (Japan)	38,100	579,979

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 11.9% (Continued)
Consumer Durables & Apparel - 4.8% (Continued)
Tamron Co., Ltd. (Japan)	11,799	$236,567
Texhong Textile Group, Ltd. (Hong Kong)	638,000	434,548
Vistry Group PLC (United Kingdom)	101,471	667,416
		4,084,544
Consumer Services - 1.2%
AcadeMedia A.B. (Sweden) (b)	97,598	423,079
Betsson A.B. (Sweden) (a)	109,724	640,438
		1,063,517
Retailing - 3.0%
Delek Automotive Systems, Ltd. (Israel)	42,912	579,400
FNAC Darty S.A. (France)	11,109	307,019
Harvey Norman Holdings, Ltd. (Australia)	190,674	493,217
JB Hi-Fi, Ltd. (Australia)	11,623	281,256
K’s Holdings Corp. (Japan)	43,000	354,519
Warehouse Group, Ltd. (The) (New Zealand)	71,556	123,690
Yamada Holdings Co., Ltd. (Japan)	129,500	426,134
		2,565,235
Consumer Staples - 6.6%
Food & Staples Retailing - 2.2%
GrainCorp, Ltd. - Class A (Australia)	158,852	799,004
Halows Co., Ltd. (Japan)	10,200	204,593
Marks & Spencer Group PLC (United Kingdom) (a)	444,072	484,468
Mitsubishi Shokuhin Co., Ltd. (Japan)	19,519	439,635
		1,927,700
Food, Beverage & Tobacco - 4.0%
Agrana Beteiligungs A.G. (Austria)	534	7,404
Bumitama Agri, Ltd. (Singapore)	144,400	57,199
First Pacific Co., Ltd. (Hong Kong)	978,000	297,370
Golden Agri-Resources, Ltd. (Singapore)	2,175,700	399,535
Greencore Group PLC (United Kingdom) (a)	158,990	128,188
Itoham Yonekyu Holdings, Inc. (Japan)	103,600	476,688
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	28,618	374,555
Nippon Suisan Kaisha, Ltd. (Japan)	70,000	263,594
Origin Enterprises PLC (Ireland) (a)	40,410	143,544
S Foods, Inc. (Japan)	17,700	371,434

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Staples - 6.6% (Continued)
Food, Beverage & Tobacco - 4.0% (Continued)
Scandinavian Tobacco Group A/S (Denmark) (b)	53,873	$781,524
Starzen Co., Ltd. (Japan)	4,705	66,037
Vilmorin & Cie S.A. (France)	1,134	44,388
		3,411,460
Household & Personal Products - 0.4%
Best World International, Ltd. (Singapore) (a)(c)	38,000	0
YA-MAN, Ltd. (Japan) (a)	39,600	319,397
		319,397
Energy - 3.7%
Energy - 3.7%
Cosmo Energy Holdings Co., Ltd. (Japan)	27,900	719,823
CropEnergies A.G. (Germany)	25,903	310,686
Delek Group, Ltd. (Israel) (a)	347	54,787
DNO A.S.A. (Norway)	126,590	143,588
Gulf Keystone Petroleum, Ltd. (United Kingdom)	110,632	244,458
Hafnia, Ltd. (Norway)	21,702	88,800
New Hope Corp., Ltd. (Australia)	169,293	683,796
Oil Refineries, Ltd. (Israel)	573,467	195,660
Saras S.p.A. (Italy) (a)	54,500	51,804
Whitehaven Coal, Ltd. (Australia)	109,786	636,903
		3,130,305
Financials - 10.8%
Banks - 6.6%
Banco de Sabadell S.A. (Spain)	121,485	81,003
Bank of Georgia Group PLC (United Kingdom)	39,740	875,008
Bank of Saga, Ltd. (The) (Japan)	12,100	127,068
BAWAG Group A.G. (Austria) (a)(b)	3,171	136,297
Dah Sing Financial Holdings, Ltd. (Hong Kong)	45,200	102,680
Genworth Mortgage Insurance Australia, Ltd. (Australia)	514,342	895,962
Keiyo Bank, Ltd. (The) (Japan)	129,900	424,007
Mebuki Financial Group, Inc. (Japan)	181,100	353,754
Nishi-Nippon Financial Holdings, Inc. (Japan)	81,300	422,212
OSB Group PLC (United Kingdom)	61,923	288,177
SpareBank 1 Sr.-Bank A.S.A. (Norway)	14,237	133,380
Sydbank A/S (Denmark)	20,834	570,563

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Banks - 6.6% (Continued)
TBC Bank Group PLC (United Kingdom)	32,713	$609,334
Virgin Money UK PLC (United Kingdom)	421,286	578,051
		5,597,496
Diversified Financials - 2.5%
Banca IFIS S.p.A. (Italy)	35,326	393,934
Fuyo General Lease Co., Ltd. (Japan)	3,600	196,527
Jaccs Co., Ltd. (Japan)	17,037	423,276
Leonteq A.G. (Switzerland)	9,800	456,066
Resurs Holding A.B. (Sweden) (b)	243,662	447,488
Sun Hung Kai & Co., Ltd. (Hong Kong)	59,261	21,345
Yangzijiang Financial Holding, Ltd. (Singapore) (a)	731,700	188,797
		2,127,433
Insurance - 1.7%
ASR Nederland N.V. (Netherlands)	16,438	631,835
Coface S.A. (France)	10,524	100,553
Mapfre S.A. (Spain)	65,309	101,131
Unipol Gruppo S.p.A. (Italy)	157,203	610,486
		1,444,005
Health Care - 6.6%
Health Care Equipment & Services - 4.7%
Alfresa Holdings Corp. (Japan) (a)	39,100	455,692
Ambea A.B. (Sweden) (b)	41,641	145,729
Australian Clinical Labs, Ltd. (Australia)	177,739	401,734
BML, Inc. (Japan)	4,300	97,062
Coltene Holding A.G. (Switzerland) (a)	2,213	172,680
Elekta A.B. (Sweden) (a)	52,053	264,343
Galenica A.G. (Switzerland) (b)	13,616	986,008
Guerbet (France)	4,052	64,102
Japan Lifeline Co., Ltd. (Japan) (a)	80,000	534,636
Oceania Healthcare, Ltd. (New Zealand)	89,342	45,611
Oriola OYJ (Finland)	115,041	201,110
Synlab A.G. (Germany)	24,866	307,449
Toho Holdings Co., Ltd. (Japan) (a)	24,100	322,844
		3,999,000

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 6.6% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
Alliance Pharma PLC (United Kingdom)	312,974	$193,973
BioGaia A.B. (Sweden)	15,703	108,832
Boiron S.A. (France)	5,279	228,903
COSMO Pharmaceuticals N.V. (Switzerland)	2,323	108,202
Gerresheimer A.G. (Germany)	1,914	93,439
Indivior PLC (United Kingdom) (a)	153,959	488,218
Kissei Pharmaceutical Co., Ltd. (Japan) (a)	22,882	406,486
		1,628,053
Industrials - 21.5%
Capital Goods - 14.3%
Danieli & C. Officine Meccaniche S.p.A. (Italy)	16,045	191,287
Fletcher Building, Ltd. (New Zealand)	173,379	469,454
Fujikura, Ltd. (Japan) (a)	23,900	142,549
Hochtief A.G. (Germany)	4,317	204,319
IDEC Corp. (Japan)	24,200	490,467
Implenia A.G. (Switzerland) (a)	14,193	451,742
INFRONEER Holdings, Inc. (Japan) (a)	53,000	359,237
Inwido A.B. (Sweden)	18,763	147,533
Japan Pulp & Paper Co., Ltd. (Japan) (a)	1,081	32,558
Keller Group PLC (United Kingdom)	54,533	380,971
Kloeckner & Co. S.E. (Germany)	84,008	640,839
Koninklijke BAM Groep N.V. (Netherlands) (a)	257,823	633,366
Kumagai Gumi Co., Ltd. (Japan)	3,169	55,236
Leonardo S.p.A. (Italy)	76,725	543,167
Makino Milling Machine Co., Ltd. (Japan) (a)	4,200	129,604
Morgan Sindall Group PLC (United Kingdom)	37,001	603,607
NCC A.B. (Sweden)	7,893	56,788
Nippon Steel Trading Corp. (Japan)	13,200	458,809
Nitta Corp. (Japan) (a)	15,120	290,106
Noritake Co., Ltd. (Japan)	7,825	217,264
Noritsu Koki Co., Ltd. (Japan) (a)	18,000	303,661
NRW Holdings, Ltd. (Australia)	525,244	799,889
OC Oerlikon Corp. A.G. (Switzerland)	28,168	180,311
Porr A.G. (Austria)	16,866	148,745
Rexel S.A. (France)	38,480	576,609

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 21.5% (Continued)
Capital Goods - 14.3% (Continued)
Sodick Co., Ltd. (Japan)	82,800	$434,433
Sojitz Corp. (Japan)	50,800	744,309
Star Micronics Co., Ltd. (Japan)	56,100	631,365
TOA Corp. (Japan)	16,080	276,218
Tsubakimoto Chain Co. (Japan)	29,887	631,204
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	794,200	567,010
Yokogawa Bridge Holdings Corp. (Japan) (a)	23,173	304,894
Yurtec Corp. (Japan)	7,192	35,065
		12,132,616
Commercial & Professional Services - 2.2%
Brunel International N.V. (Netherlands)	12,323	102,818
Derichebourg S.A. (France)	104,521	416,411
Elis S.A. (France)	9,686	97,642
Loomis A.B. (Sweden)	10,103	248,975
PageGroup PLC (United Kingdom)	76,336	313,720
Renewi PLC (United Kingdom) (a)	62,542	392,195
SThree PLC (United Kingdom)	76,849	294,197
		1,865,958
Transportation - 5.0%
bpost S.A. (Belgium)	34,550	185,150
D/S Norden A/S (Denmark)	16,487	695,484
Golden Ocean Group, Ltd. (Norway)	64,497	482,371
Kawasaki Kisen Kaisha, Ltd. (Japan)	18,300	255,163
Mitsui OSK Lines, Ltd. (Japan)	15,300	273,757
Mitsui-Soko Holdings Co., Ltd. (Japan)	12,500	265,208
MPC Container Ships A.S.A. (Norway)	185,145	308,747
NS United Kaiun Kaisha, Ltd. (Japan) (a)	2,638	68,599
Pacific Basin Shipping, Ltd. (Hong Kong)	1,586,000	489,731
Redde Northgate PLC (United Kingdom)	110,559	357,423
Stolt-Nielsen, Ltd. (Norway)	16,916	337,927
Wallenius Wilhelmsen A.S.A. (Norway)	85,157	424,496
ZIM Integrated Shipping Services, Ltd. (Israel)	6,900	162,150
		4,306,206

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 9.0%
Semiconductors & Semiconductor Equipment - 2.5%
Elmos Semiconductor S.E. (Germany)	9,922	$373,545
Ferrotec Holdings Corp. (Japan)	20,500	334,226
Micronics Japan Co., Ltd. (Japan)	16,900	138,112
SCREEN Holdings Co., Ltd. (Japan) (a)	2,000	108,518
Tokyo Seimitsu Co., Ltd. (Japan)	11,500	338,299
u-blox Holding A.G. (Switzerland) (a)	7,169	868,185
		2,160,885
Software & Services - 2.9%
ATEA A.S.A. (Norway) (a)	5,214	46,329
Computacenter PLC (United Kingdom)	35,081	757,257
Econocom Group S.A./N.V. (Belgium)	167,699	415,764
Formula Systems (1985), Ltd. (Israel)	2,319	188,355
Indra Sistemas S.A. (Spain)	52,851	402,383
Know IT A.B. (Sweden)	13,070	261,427
TietoEVRY OYJ (Finland)	15,404	348,511
		2,420,026
Technology Hardware & Equipment - 3.6%
Alps Alpine Co., Ltd. (Japan) (a)	38,100	275,420
AT&S Austria Technologie & Systemtechnik A.G. (Austria)	8,428	275,040
Citizen Watch Co., Ltd. (Japan)	77,300	322,582
Codan, Ltd. (Australia)	107,567	389,085
Hakuto Co., Ltd. (Japan)	12,700	280,487
Hosiden Corp. (Japan)	15,500	158,351
Ituran Location and Control, Ltd. (Israel)	25,623	598,041
Kaga Electronics Co., Ltd. (Japan)	10,800	301,659
Nippon Electric Glass Co., Ltd. (Japan)	20,600	355,163
SoftwareOne Holding A.G. (Switzerland) (a)	7,979	86,661
		3,042,489
Materials - 9.4%
Materials - 9.4%
Acerinox S.A. (Spain)	53,054	421,846
C. Uyemura & Co., Ltd. (Japan) (a)	3,878	162,482
Coronado Global Resources, Inc. (Australia) (b)	750,975	838,334
Elkem A.S.A. (Norway) (b)	89,041	286,170
Grange Resources, Ltd. (Australia)	822,686	368,638

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Materials - 9.4% (Continued)
Incitec Pivot, Ltd. (Australia)	444,687	$1,011,068
K+S A.G. (Germany)	37,467	709,412
Kobe Steel, Ltd. (Japan)	83,800	335,991
Kuraray Co., Ltd. (Japan)	70,400	492,182
Kyoei Steel, Ltd. (Japan) (a)	16,042	153,440
Nittetsu Mining Co., Ltd. (Japan)	10,400	198,065
OCI N.V. (Netherlands)	3,302	120,874
Outokumpu OYJ (Finland)	85,963	294,333
Pan African Resources PLC (United Kingdom)	2,213,977	433,119
Perseus Mining, Ltd. (Australia)	466,136	453,431
Salzgitter A.G. (Germany)	18,880	357,470
Semapa-Sociedade de Investimento e Gestao (Portugal)	2,699	32,348
SSAB A.B. - B Shares (Sweden)	110,989	472,915
Tokyo Steel Manufacturing Co., Ltd. (Japan)	48,200	421,951
Yamato Kogyo Co., Ltd. (Japan)	14,300	433,282
		7,997,351
Real Estate - 11.4%
Real Estate - 11.4%
Abacus Property Group (Australia)	258,383	412,527
Aedas Homes S.A. (Spain) (b)	2,881	41,105
AEON REIT Investment Corp. (Japan)	151	163,103
Centuria Office REIT (Australia)	363,682	338,506
Charter Hall Retail REIT (Australia)	32,241	76,463
Cibus Nordic Real Estate A.B. (Sweden)	3,582	46,671
Cromwell European Real Estate Investment Trust (Singapore)	137,189	240,635
Cromwell Property Group (Australia)	176,212	75,811
Eagle Hospitality Trust (Singapore) (a)(c)	1,204,600	0
GDI Property Group (Australia)	158,360	81,292
Goldcrest Co., Ltd. (Japan)	42,430	487,492
Impact Healthcare REIT PLC (United Kingdom)	58,947	67,538
Isras Investment Co., Ltd. (Israel)	1,721	314,754
K Wah International Holdings, Ltd. (Hong Kong)	375,194	116,487
Kenedix Retail REIT Corp. (Japan)	438	808,949
Keppel Pacific Oak US REIT (Singapore)	582,500	319,669
Kiwi Property Group, Ltd. (New Zealand)	162,620	82,783

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Real Estate - 11.4% (Continued)
Real Estate - 11.4% (Continued)
Mercialys S.A. (France)	15,563	$117,577
MIRAI Corp. (Japan)	610	207,339
Mori Trust Sogo REIT, Inc. (Japan) (a)	143	136,138
NewRiver REIT PLC (United Kingdom) (b)	211,652	177,265
Nexity S.A. (France)	21,484	436,097
Norstar Holdings, Inc. (Israel)	7,328	50,312
Nyfosa A.B. (Sweden)	65,802	379,885
Orix JREIT, Inc. (Japan) (a)	449	574,256
Peach Property Group A.G. (Switzerland) (a)	9,162	209,469
Prime US REIT (Singapore) (a)	788,100	424,619
Regional REIT, Ltd. (United Kingdom)	562,021	401,045
Retail Estates N.V. (Belgium)	3,583	199,560
Sagax A.B. (Sweden)	190,075	425,975
Savills PLC (United Kingdom)	10,800	94,817
Star Asia Investment Corp. (Japan)	836	323,267
Takara Leben Real Estate Investment Corp. (Japan)	647	459,528
Target Healthcare REIT PLC (United Kingdom)	350,478	358,114
Tosei Corp. (Japan)	43,125	413,015
UK Commercial Property REIT, Ltd. (United Kingdom)	358,732	239,296
Wereldhave N.V. (Netherlands)	31,940	364,942
		9,666,301
Utilities - 2.9%
Utilities - 2.9%
ACEA S.p.A. (Italy)	3,756	40,773
AGL Energy, Ltd. (Australia)	17,718	77,286
Centrica PLC (United Kingdom) (a)	123,222	96,706
Drax Group PLC (United Kingdom)	107,711	716,732
Electric Power Development Co., Ltd. (Japan)	52,200	738,186
EVN A.G. (Austria)	2,726	45,384
Genesis Energy, Ltd. (New Zealand)	85,372	130,620
Iren S.p.A. (Italy)	347,650	458,231
Italgas S.p.A. (Italy)	13,437	62,389

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Utilities - 2.9% (Continued)
Utilities - 2.9% (Continued)
Rubis SCA (France)	3,065	$63,774
		2,430,081

Total Common Stocks - 97.5% (Cost $99,728,655)		$82,967,147

PREFERRED STOCKS - 0.4%	Shares	Value
Consumer Discretionary - 0.4%
Automobiles & Components - 0.4%
Schaeffler A.G. (Germany) (Cost $510,677)	67,387	$302,201

Investments at Value - 97.9% (Cost $100,239,332)		$83,269,348

Other Assets in Excess of Liabilities - 2.1%		1,784,901

Net Assets - 100.0%		$85,054,249

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $4,536,145, which represents 5.3% of net assets as of September 30, 2022.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2022 (Unaudited)

Country	Value	% of Net Assets
Japan	$27,201,809	32.0%
United Kingdom	12,306,054	14.5%
Australia	9,281,508	10.9%
Sweden	4,292,613	5.1%
Switzerland	3,519,324	4.1%
Germany	3,299,360	3.9%
France	3,248,271	3.8%
Israel	2,672,278	3.1%
Italy	2,411,129	2.9%
Norway	2,251,808	2.7%
Singapore	2,197,464	2.6%
Denmark	2,047,571	2.4%
Netherlands	1,853,835	2.2%
Spain	1,468,373	1.7%
Hong Kong	1,462,161	1.7%
Austria	863,754	1.0%
New Zealand	852,158	1.0%
Finland	843,954	1.0%
Belgium	800,474	0.9%
Ireland	363,102	0.4%
Portugal	32,348	0.0%
Total Investments	$83,269,348	97.9%
Other Assets in Excess of Liabilities	1,784,901	2.1%
Net Assets	$85,054,249	100.0%

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 1.5%
Telecommunication Services - 1.5%
KINX, Inc. (South Korea)	20,285	$703,233

Consumer Discretionary - 25.0%
Consumer Durables & Apparel - 8.5%
Leatt Corp. (South Africa) (a)	86,030	1,675,864
Victoria PLC (United Kingdom) (a)	463,993	2,295,379
		3,971,243
Consumer Services - 14.8%
Evolution A.B. (Sweden) (b)	24,550	1,940,360
Fu Shou Yuan International Group, Ltd. (China) (b)	1,065,247	586,016
NEOGAMES S.A. (Israel) (a)	163,814	2,113,201
Pollard Banknote, Ltd. (Canada)	87,674	1,202,918
Webjet, Ltd. (Australia) (a)	342,442	1,038,972
		6,881,467
Retailing - 1.7%
China Meidong Auto Holdings, Ltd. (China)	489,500	774,603

Consumer Staples - 1.1%
Food & Staples Retailing - 1.1%
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	72,251	503,368

Financials - 11.0%
Banks - 1.2%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	81,849	581,312

Diversified Financials - 9.8%
Azimut Holdings S.p.A. (Italy)	104,677	1,492,828
M&A Capital Partners Co., Ltd. (Japan) (a)	34,200	876,259
Strike Co., Ltd. (Japan)	81,440	2,173,690
		4,542,777
Health Care - 0.9%
Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
SwedenCare A.B. (Sweden)	108,150	435,204

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 34.7%
Capital Goods - 18.3%
AutoStore Holdings, Ltd. (Norway) (a)(b)	557,762	$612,528
Brodrene A. & O. Johansen A/S (Denmark)	255,500	2,289,988
Diploma PLC (United Kingdom)	34,480	886,102
Fluidra S.A. (Spain)	130,000	1,949,081
IMCD N.V. (Netherlands)	9,300	1,102,467
Instalco A.B. (Sweden)	416,800	1,670,887
		8,511,053
Commercial & Professional Services - 15.2%
BayCurrent Consulting, Inc. (Japan)	7,900	2,049,525
Boyd Group Services, Inc. (Canada)	6,415	807,936
GFL Environmental, Inc. (Canada)	84,668	2,140,056
Japan Elevator Service Holdings Co., Ltd. (Japan) (a)	84,600	1,107,020
Mo-BRUK S.A. (Poland)	15,819	960,545
		7,065,082
Transportation - 1.2%
InPost S.A. (Poland) (a)	95,500	555,584

Information Technology - 25.1%
IT Services - 6.5%
CANCOM S.E. (Germany)	22,530	531,562
Constellation Software, Inc. (Canada)	1,763	2,453,477
		2,985,039
Software - 12.5%
Epsilon Net S.A. (Greece)	348,100	1,821,513
GB Group PLC (United Kingdom)	248,062	1,670,523
LiveChat Software S.A. (Poland)	31,985	698,474
Topicus.com, Inc. (Netherlands) (a)	33,849	1,627,799
		5,818,309
Technology Hardware & Equipment - 6.1%
Cherry A.G. (Germany) (a)(b)	104,250	547,807
Endor A.G. (Germany) (a)	36,000	423,322

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 25.1% (Continued)
Technology Hardware & Equipment - 6.1% (Continued)
PAX Global Technology, Ltd. (Hong Kong)	2,469,200	$1,868,740
		2,839,869

Investments at Value - 99.3% (Cost $63,755,729)		$46,168,143

Other Assets in Excess of Liabilities - 0.7%		335,816

Net Assets - 100.0%		$46,503,959

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $3,686,711, which represents 7.9% of net assets as of September 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2022 (Unaudited)

Country	Value	%of Net Assets
Canada	$6,604,387	14.2%
Japan	6,206,494	13.4%
United Kingdom	5,433,316	11.7%
Sweden	4,046,451	8.7%
Netherlands	2,730,266	5.9%
Denmark	2,289,988	4.9%
Poland	2,214,603	4.8%
Israel	2,113,201	4.6%
Spain	1,949,081	4.2%
Hong Kong	1,868,740	4.0%
China	1,863,987	4.0%
Greece	1,821,513	3.9%
South Africa	1,675,864	3.6%
Germany	1,502,691	3.2%
Italy	1,492,828	3.2%
Australia	1,038,972	2.2%
South Korea	703,233	1.5%
Norway	612,528	1.3%
Total Investments	$46,168,143	99.3%
Other Assets in Excess of Liabilities	335,816	0.7%
Net Assets	$46,503,959	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communication Services - 3.1%
Media & Entertainment - 3.1%
Alphabet, Inc. - Class C (a)	8,060	$774,969

Consumer Discretionary - 13.6%
Consumer Durables & Apparel - 3.3%
Capri Holdings, Ltd. (United Kingdom) (a)	7,524	289,222
LVMH Moet Hennessy Louis Vuitton S.E. (France)	945	557,070
		846,292
Consumer Services - 2.6%
Compass Group PLC (United Kingdom)	23,119	460,420
Darden Restaurants, Inc.	1,527	192,891
		653,311
Retailing - 7.7%
Amazon.com, Inc. (a)	5,102	576,526
Dollarama, Inc. (Canada)	7,885	452,721
Home Depot, Inc. (The)	1,576	434,882
O’Reilly Automotive, Inc. (a)	686	482,498
		1,946,627
Consumer Staples - 7.5%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	821	387,734

Food, Beverage & Tobacco - 4.3%
Diageo PLC (United Kingdom)	17,025	716,743
Mondel z International, Inc. - Class A	6,716	368,238
		1,084,981
Household & Personal Products - 1.7%
Unilever PLC (United Kingdom)	9,440	414,851

Energy - 5.1%
Energy - 5.1%
Chevron Corp.	2,801	402,419
ConocoPhillips	4,456	456,027
Suncor Energy, Inc. (Canada)	15,299	430,667
		1,289,113

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Financials - 10.8%
Banks - 2.4%
JPMorgan Chase & Co.	5,903	$616,864

Diversified Financials - 1.5%
Partners Group Holding A.G. (Switzerland)	464	373,424

Insurance - 6.9%
Aon PLC - Class A (Ireland)	2,284	611,815
Globe Life, Inc.	5,916	589,825
Reinsurance Group of America, Inc.	4,362	548,783
		1,750,423
Health Care - 17.6%
Health Care Equipment & Services - 7.6%
Alcon, Inc. (Switzerland)	5,906	343,611
McKesson Corp.	1,332	452,707
STERIS plc (Ireland)	3,077	511,644
UnitedHealth Group, Inc.	1,213	612,613
		1,920,575
Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
Bio-Techne Corp.	1,260	357,840
Lonza Group A.G. (Switzerland)	947	461,091
Novo Nordisk A/S - Class B (Denmark)	3,871	385,598
Perrigo Co. PLC (Ireland)	16,070	573,056
Thermo Fisher Scientific, Inc.	649	329,167
Zoetis, Inc.	2,863	424,554
		2,531,306
Industrials - 11.8%
Capital Goods - 9.5%
AZEK Co., Inc. (The) - Class A (a)	13,902	231,051
Parker-Hannifin Corp.	1,623	393,269
Quanta Services, Inc.	5,857	746,123
Raytheon Technologies Corp.	5,955	487,477
Sandvik A.B. (Sweden)	20,029	272,990
Schneider Electric S.E. (France)	2,554	288,436
		2,419,346

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Industrials - 11.8% (Continued)
Commercial & Professional Services - 2.3%
Jacobs Solutions, Inc.	2,284	$247,791
Waste Connections, Inc. (Canada)	2,407	325,258
		573,049
Information Technology - 22.6%
IT Services - 1.5%
Constellation Software, Inc. (Canada)	275	382,703

Semiconductors & Semiconductor Equipment - 4.5%
ASML Holding N.V. (Netherlands)	909	376,527
Marvell Technology, Inc.	8,606	369,283
Monolithic Power Systems, Inc.	1,119	406,645
		1,152,455
Software & Services - 10.2%
Capgemini S.E. (France)	3,418	547,147
Microsoft Corp.	4,590	1,069,011
ServiceNow, Inc. (a)	849	320,591
Visa, Inc. - Class A	3,648	648,067
		2,584,816
Technology Hardware & Equipment - 6.4%
Apple, Inc.	7,614	1,052,255
Keysight Technologies, Inc. (a)	3,541	557,211
		1,609,466

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Materials - 4.3%
Materials - 4.3%
Franco-Nevada Corp. (Canada)	3,232	$386,159
Linde PLC (United Kingdom)	2,576	694,464
		1,080,623

Investments at Value - 96.4% (Cost $23,980,119)		$24,392,928

Other Assets in Excess of Liabilities - 3.6%		912,322

Net Assets - 100.0%		$25,305,250

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
September 30, 2022 (Unaudited)

Country	Value	% of Net Assets
United States	$14,537,311	57.4%
United Kingdom	2,575,700	10.2%
Canada	1,977,508	7.8%
Ireland	1,696,515	6.7%
France	1,392,653	5.5%
Switzerland	1,178,126	4.7%
Denmark	385,598	1.5%
Netherlands	376,527	1.5%
Sweden	272,990	1.1%
Total Investments	$24,392,928	96.4%
Other Assets in Excess of Liabilities	912,322	3.6%
Net Assets	$25,305,250	100.0%

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 6.3%
Media & Entertainment - 6.3%
Alphabet, Inc. - Class C (a)	9,618	$924,771
Live Nation Entertainment, Inc. (a)	5,864	445,898
		1,370,669
Consumer Discretionary - 9.9%
Consumer Durables & Apparel - 2.0%
NIKE, Inc. - Class B	2,786	231,572
Tapestry, Inc.	7,300	207,539
		439,111
Consumer Services - 2.9%
Chipotle Mexican Grill, Inc. (a)	217	326,099
Wendy’s Co. (The)	16,353	305,638
		631,737
Retailing - 5.0%
Amazon.com, Inc. (a)	5,556	627,828
Dollar General Corp.	1,843	442,062
		1,069,890
Consumer Staples - 5.7%
Food, Beverage & Tobacco - 3.0%
Constellation Brands, Inc. - Class A	1,518	348,654
Mondel z International, Inc. - Class A	5,304	290,819
		639,473
Household & Personal Products - 2.7%
Estée Lauder Cos., Inc. (The) - Class A	1,117	241,160
Unilever PLC ADR (United Kingdom)	7,744	339,497
		580,657
Energy - 4.9%
Energy - 4.9%
Chevron Corp.	3,552	510,316
ConocoPhillips	5,250	537,285
		1,047,601
Financials - 11.2%
Banks - 3.2%
First Republic Bank	2,024	264,233

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 11.2% (Continued)
Banks - 3.2% (Continued)
JPMorgan Chase & Co.	4,026	$420,717
		684,950
Diversified Financials - 3.5%
Blackstone, Inc.	5,052	422,852
MSCI, Inc.	798	336,589
		759,441
Insurance - 4.5%
Arthur J. Gallagher & Co.	2,732	467,773
Reinsurance Group of America, Inc.	4,079	513,179
		980,952
Health Care - 16.1%
Health Care Equipment & Services - 8.5%
Abbott Laboratories	3,679	355,980
McKesson Corp.	1,241	421,779
Stryker Corp.	2,000	405,080
UnitedHealth Group, Inc.	1,288	650,491
		1,833,330
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Bio-Techne Corp.	1,073	304,732
Danaher Corp.	2,424	626,095
Thermo Fisher Scientific, Inc.	932	472,701
Zoetis, Inc.	1,720	255,059
		1,658,587
Industrials - 10.2%
Capital Goods - 6.0%
Carrier Global Corp.	10,338	367,619
Deere & Co.	1,121	374,291
Raytheon Technologies Corp.	6,845	560,332
		1,302,242
Commercial & Professional Services - 4.2%
Jacobs Solutions, Inc.	4,119	446,870
Republic Services, Inc.	3,371	458,591
		905,461

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Information Technology - 25.4%
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	3,588	$293,965
Microchip Technology, Inc.	5,015	306,065
NVIDIA Corp.	2,307	280,047
		880,077
Software & Services - 12.0%
Intuit, Inc.	983	380,735
Microsoft Corp.	4,794	1,116,523
ServiceNow, Inc. (a)	1,221	461,062
Visa, Inc. - Class A	3,559	632,256
		2,590,576
Technology Hardware & Equipment - 9.4%
Apple, Inc.	8,313	1,148,857
Keysight Technologies, Inc. (a)	3,626	570,587
Zebra Technologies Corp. - Class A (a)	1,191	312,054
		2,031,498
Materials - 2.6%
Materials - 2.6%
Avery Dennison Corp.	2,246	365,424
Eastman Chemical Co.	2,876	204,340
		569,764

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Real Estate - 3.3%
Real Estate - 3.3%
American Tower Corp.	1,606	$344,808
Iron Mountain, Inc.	8,510	374,185
		718,993

Investments at Value - 95.6% (Cost $21,100,803)		$20,695,009

Other Assets in Excess of Liabilities - 4.4%		944,032

Net Assets - 100.0%		$21,639,041

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

CORPORATE BONDS - 85.2%	Coupon	Maturity	Par Value	Value
Finance - 4.8%
Banking - 4.8%
American Express Co.	3.375%	05/03/24	$450,000	$438,788
Bank of America Corp.	4.100%	07/24/23	585,000	583,333
JPMorgan Chase & Co.	0.697%	03/16/24	625,000	611,810
				1,633,931
Industrial - 64.9%
Automobile Manufacturing - 2.7%
General Motors Financial Co., Inc.	5.100%	01/17/24	610,000	607,778
Paccar Financial Corp.	0.800%	06/08/23	315,000	307,578
				915,356
Beverage / Bottling - 1.5%
Brown Forman Corp.	2.250%	01/15/23	513,000	509,949

Building Products - 1.7%
Martin Marietta Materials, Inc.	4.250%	07/02/24	589,000	580,127

Chemicals - 1.7%
Eastman Chemical Co.	7.250%	01/15/24	575,000	591,145

Construction Machinery - 4.3%
Brunswick Corp.	0.850%	08/18/24	500,000	460,428
Caterpillar Financial Services Corp.	0.650%	07/07/23	400,000	388,839
CNH Industrial Capital LLC	1.950%	07/02/23	620,000	606,837
				1,456,104
Diversified Manufacturing - 3.5%
Amphenol Corp.	3.200%	04/01/24	600,000	588,889
Roper Technologies, Inc.	3.650%	09/15/23	615,000	607,276
				1,196,165
Electronics - 1.8%
Dell International LLC	5.450%	06/15/23	600,000	601,548

Environmental - 2.5%
Republic Services, Inc.	2.500%	08/15/24	640,000	611,044
Waste Management, Inc.	3.500%	05/15/24	233,000	227,882
				838,926

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 64.9% (continued)
Food Processors - 1.3%
Conagra Brands, Inc.	3.200%	01/25/23	$440,000	$437,470

Home Builders - 2.3%
D.R. Horton, Inc.	2.500%	10/15/24	350,000	332,820
KB Home	7.625%	05/15/23	460,000	459,471
				792,291
Independent Energy - 0.7%
Range Resources Corp.	5.000%	03/15/23	250,000	249,148

Information / Data Technology - 5.9%
Fiserv, Inc.	3.800%	10/01/23	605,000	599,277
KLA Corp.	4.650%	11/01/24	250,000	249,149
Moody’s Corp.	4.875%	02/15/24	605,000	606,500
Salesforce.com, Inc.	0.625%	07/15/24	600,000	559,263
				2,014,189
Media - Non-Cable - 3.6%
Discovery Communications LLC	2.950%	03/20/23	615,000	609,604
Walt Disney Co. (The)	7.750%	01/20/24	584,000	605,810
				1,215,414
Midstream Energy - 4.5%
Enterprise Products Operating LLC	3.900%	02/15/24	350,000	343,703
Kinder Morgan, Inc.	3.150%	01/15/23	575,000	572,321
Williams Partners LP	3.900%	01/15/25	625,000	604,860
				1,520,884
Other Industrial - 2.5%
Cintas Corp. No. 2	3.450%	05/01/25	225,000	217,230
Quanta Services, Inc.	0.950%	10/01/24	695,000	634,575
				851,805
Packaging - 4.9%
Avery Dennison Corp.	0.850%	08/15/24	660,000	610,821
Ball Corp.	4.000%	11/15/23	610,000	597,922
Sonoco Products Co.	1.800%	02/01/25	500,000	463,219
				1,671,962
Paper & Forest Products - 3.7%
Graphic Packaging International, Inc.	4.875%	11/15/22	560,000	558,615

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 64.9% (continued)
Paper & Forest Products - 3.7% (continued)
Weyerhaeuser Co.	7.125%	07/15/23	$525,000	$531,794
Weyerhaeuser Co.	8.500%	01/15/25	160,000	170,788
				1,261,197
Pharmaceuticals - 1.8%
AstraZeneca Finance LLC	0.700%	05/28/24	650,000	608,839

Railroads - 2.4%
Canadian Pacific Railway Co.	4.450%	03/15/23	230,000	229,917
Kansas City Southern	3.000%	05/15/23	600,000	593,144
				823,061
Refining - 1.4%
Phillips 66	0.900%	02/15/24	490,000	463,976

Retail Stores - 1.8%
AutoNation, Inc.	3.500%	11/15/24	625,000	601,063

Transportation Services - 5.2%
American Airlines Group, Inc.,Series 2016-1, Class B	5.250%	01/15/24	487,312	464,310
Continental Airlines, Inc., Series 2012-2,Class A	4.000%	10/29/24	472,545	446,283
CSX Transportation, Inc.	6.251%	01/15/23	169,925	170,653
Delta Air Lines Pass Thru Trust,Series 2019-1, Class AA	3.204%	10/25/25	725,000	700,490
				1,781,736
Wireless Telecommunications - 1.2%
American Tower Corp.	3.500%	01/31/23	400,000	398,748

Wireline Telecommunications - 2.0%
AT&T, Inc.	9.150%	02/01/23	300,000	305,022
AT&T, Inc.	0.900%	03/25/24	380,000	359,397
				664,419
Utility - 15.5%
Electric - 14.1%
Arizona Public Service Co.	3.350%	06/15/24	625,000	605,573

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 85.2% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 15.5% (continued)
Electric - 14.1% (continued)
Delmarva Power & Light Co.	3.500%	11/15/23	$362,000	$356,209
Evergy, Inc.	2.450%	09/15/24	645,000	610,100
Eversource Energy	2.800%	05/01/23	500,000	494,797
Georgia Power Co., Series 2020-A	2.100%	07/30/23	430,000	420,518
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	600,000	590,801
Pacific Gas & Electric Co.	1.700%	11/15/23	595,000	570,540
Virginia Electric & Power Co.,Series 2015-A	3.100%	05/15/25	571,000	546,023
Vistra Operations Co. LLC., 144A (a)	5.125%	05/13/25	600,000	580,890
				4,775,451
Other Utility - 1.4%
American Water Capital Corp.	3.400%	03/01/25	500,000	482,034

Total Corporate Bonds (Cost $30,305,449)				$28,936,938

MUNICIPAL BONDS - 1.9%	Coupon	Maturity	Par Value	Value
New Jersey - 0.4%
New Jersey Economic Development
Authority Water Facilities,Series 2020-C	1.150%	06/01/23	$125,000	$122,410

Texas - 0.5%
Austin Texas Community College,
Series 2020	0.662%	02/01/23	50,000	49,458
Central Texas Regional Mobility Authority,Series 2020-C	1.345%	01/01/24	135,000	129,796
				179,254
Wisconsin - 1.0%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1.484%	07/01/23	350,000	340,863

Total Municipal Bonds (Cost $660,000)				$642,527

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%	Coupon	Maturity	Par Value	Value
FHLMC Remic, Series K-029, Class A-2 (Cost $423,504) (b)	3.320%	02/25/23	$418,981	$417,454

U.S. TREASURY BONDS & NOTES - 12.2%	Coupon	Maturity	Par Value	Value
United States Treasury	0.125%	07/15/23	$1,100,000	$1,065,324
United States Treasury	2.125%	11/30/23	1,245,000	1,214,848
United States Treasury	2.250%	01/31/24	1,000,000	973,359
United States Treasury	3.125%	08/15/25	410,000	397,412
United States Treasury	2.375%	08/15/24	500,000	482,832
Total U.S. Treasury Bonds & Notes (Cost $4,284,754)				$4,133,775

Investments at Value - 100.5% (Cost $35,673,707)				$34,130,694

Liabilities in Excess of Other Assets - (0.5%)				(152,954)

Net Assets - 100.0%				$33,977,740

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $580,890, which represents 1.7% of net assets as of September 30, 2022.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

CORPORATE BONDS - 49.9%	Coupon	Maturity	Par Value	Value
Finance - 9.1%
Banking - 3.2%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$7,975,000	$5,938,262
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	10,430,000	8,480,528
Wells Fargo & Co. (3MO LIBOR + 131) (a)	3.584%	05/22/28	9,635,000	8,714,425
				23,133,215
Broker/Asset Managers/Exchanges - 0.4%
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	2,640,444

Life Insurance - 0.7%
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	5,104,333

Mortgage Banking - 0.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	5,720,581

Noncaptive Diversified Financial Companies - 1.6%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	2,984,544
Aviation Capital Group LLC, 144A (b)	3.875%	05/01/23	4,250,000	4,172,565
GATX Corp.	3.500%	06/01/32	5,102,000	4,102,754
				11,259,863
Other Finance - 0.6%
IIP Operating Partnership LP	5.500%	05/25/26	4,615,000	4,121,761

Real Estate Investment Trusts - 1.8%
MPT Operating Partnership LP/MPT
Finance Corp.	5.000%	10/15/27	6,175,000	5,336,744
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,917,824
VICI Properties LP, 144A (b)	5.625%	05/01/24	5,199,000	5,109,317
				13,363,885
Industrial - 35.4%
Automobile Manufacturing - 1.2%
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	1,877,300
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	4,859,287

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 35.4% (continued)
Automobile Manufacturing - 1.2% (continued)
Goodyear Tire & Rubber Co.	9.500%	05/31/25	$1,500,000	$1,556,250
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	408,175
				8,701,012
Beverage / Bottling - 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.375%	04/15/38	7,725,000	6,595,996
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	2,978,000	2,939,286
				9,535,282
Building Products - 1.9%
Allegion PLC	3.500%	10/01/29	2,498,000	2,117,356
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,274,319
Masco Corp.	6.500%	08/15/32	6,205,000	6,226,298
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,388,720
Summit Materials LLC, 144A (b)	5.250%	01/15/29	1,750,000	1,540,000
				13,546,693
Chemicals - 0.6%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	4,430,000	4,163,203

Construction Machinery - 1.7%
Brunswick Corp.	2.400%	08/18/31	798,000	554,520
CNH Industrial N.V.	4.500%	08/15/23	3,275,000	3,255,383
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	4,356,750
United Rentals North America	3.875%	02/15/31	5,295,000	4,306,318
				12,472,971
Consumer Products - 0.6%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	3,955,599

Diversified Manufacturing - 1.4%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	3,641,121
nVent Finance SARL	2.750%	11/15/31	2,245,000	1,670,019
Vontier Corp.	2.400%	04/01/28	5,550,000	4,333,829
				9,644,969

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 35.4% (continued)
Electronics - 1.8%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	$4,422,000	$4,283,724
Dell, Inc.	7.100%	04/15/28	4,492,000	4,660,384
QORVO, Inc., 144A (b)	1.750%	12/15/24	2,840,000	2,617,947
QORVO, Inc.	4.375%	10/15/29	775,000	663,888
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	374,575
				12,600,518
Healthcare Facilities / Supplies - 1.7%
HCA, Inc.	3.500%	09/01/30	2,500,000	2,064,300
Hologic, Inc., 144A (b)	4.625%	02/01/28	3,146,000	2,902,185
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,252,272
Teleflex, Inc., 144A (b)	4.250%	06/01/28	3,741,000	3,253,810
Tenet Healthcare Corp., 144A (b)	6.125%	10/01/28	3,333,000	2,920,004
				12,392,571
Independent Energy - 3.1%
Diamondback Energy, Inc.	3.500%	12/01/29	3,000,000	2,589,415
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,358,825
PDC Energy, Inc.	6.125%	09/15/24	2,932,000	2,885,609
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	4,625,700
Range Resources Corp.	4.875%	05/15/25	6,400,000	6,032,512
				22,492,061
Lease / Rent - 1.3%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (b)	2.836%	01/15/50	10,000,000	9,358,098

Media - Cable - 2.1%
CCO Holdings LLC/CCO Holdings Capital
Corp., 144A (b)	5.000%	02/01/28	4,140,000	3,569,756
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	4,133,448
Dish DBS Corp.	7.750%	07/01/26	2,050,000	1,572,493
Magallanes, Inc., 144A (b)	5.391%	03/15/62	4,480,000	3,247,603
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	3,000,000	2,698,447
				15,221,747
Media - Non-Cable - 1.8%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,542,854
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,096,436

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 35.4% (continued)
Media - Non-Cable - 1.8% (continued)
Lamar Media Corp.	4.875%	01/15/29	$1,700,000	$1,515,283
Netflix, Inc.	4.875%	04/15/28	1,000,000	935,915
Netflix, Inc.	6.375%	05/15/29	1,000,000	992,769
Netflix, Inc., 144A (b)	4.875%	06/15/30	1,225,000	1,119,451
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	2,365,861
				12,568,569
Metals / Mining - 0.9%
Freeport-McMoran Copper & Gold, Inc.	3.875%	03/15/23	6,687,000	6,645,401

Midstream Energy - 2.5%
Boardwalk Pipelines LP	3.375%	02/01/23	3,295,000	3,290,209
Magellan Midstream Partners LP	5.000%	03/01/26	4,125,000	4,073,861
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	5,838,408
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,583,026
				17,785,504
Other Industrial - 0.9%
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	6,393,880

Packaging - 1.6%
Ball Corp.	4.875%	03/15/26	4,500,000	4,269,195
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	3,000,000	2,560,920
Silgan Holdings, Inc.	4.125%	02/01/28	4,820,000	4,275,340
				11,105,455
Paper & Forest Products - 1.0%
Graphic Packaging International, Inc.	4.875%	11/15/22	1,601,000	1,597,040
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,271,653
				6,868,693
Retail Stores - 2.4%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	2,912,065
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	1,853,911
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	4,378,732
Hanesbrands, Inc., 144A (b)	4.625%	05/15/24	2,491,000	2,375,168
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	1,797,900
QVC, Inc.	4.850%	04/01/24	2,557,000	2,406,879

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 35.4% (continued)
Retail Stores - 2.4% (continued)
QVC, Inc.	4.750%	02/15/27	$2,085,000	$1,563,289
				17,287,944
Services - 2.4%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,560,533
Factset Research Systems, Inc.	2.900%	03/01/27	3,871,000	3,504,500
Rayonier LP	2.750%	05/17/31	6,000,000	4,678,851
Service Corp. International	4.625%	12/15/27	483,000	437,115
Service Corp. International	5.125%	06/01/29	4,575,000	4,157,668
				17,338,667
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	3,810,000	3,398,326

Transportation Services - 2.3%
American Airlines, Inc., Series 2013-2,
Class A (c)	4.950%	07/15/24	8,969,098	8,858,755
FedEx Corp.	3.900%	02/01/35	6,190,000	5,093,769
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	1,503,047
XPO CNW, Inc.	6.700%	05/01/34	900,000	835,875
				16,291,446
Wireless Telecommunications - 0.4%
T-Mobile USA, Inc.	3.500%	04/15/31	3,670,000	3,083,938

Utility - 5.4%
Electric - 4.9%
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,181,161
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	5,575,000	4,878,125
Oglethorpe Power Corp., 144A (b)	4.500%	04/01/47	2,640,000	2,063,324
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	4,857,905
Pacific Gas & Electric Co.	1.700%	11/15/23	2,761,000	2,647,497
PG&E Corp.	5.000%	07/01/28	2,000,000	1,719,913
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	3,881,901
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	41,530	41,220
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,628,779
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	4,606,575
				34,506,400

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.9% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 5.4% (continued)
Natural Gas - Distributors - 0.5%
AmeriGas Partners LP/AmeriGas FinancialCorp.	5.625%	05/20/24	$3,932,000	$3,755,275

Total Corporate Bonds (Cost $410,085,992)				$356,458,304

MUNICIPAL BONDS - 8.8%	Coupon	Maturity	Par Value	Value
California - 2.7%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$3,237,728
California Municipal Finance Authority, Series 2021 (c)(d)	3.637%	07/01/30	6,930,000	5,702,146
City of San Francisco California Public Utilities Commission Water Revenue,Series 2010-B	6.000%	11/01/40	4,100,000	4,409,122
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,135,000	3,017,433
University of California, Series 2013-AJ	4.601%	05/15/31	2,865,000	2,755,593
				19,122,022
Colorado - 0.5%
Denver Colorado Public Schools,Series 2013-B	4.242%	12/15/37	3,900,000	3,558,216

District of Columbia - 0.4%
District of Columbia Income Tax,Series 2009-E	5.591%	12/01/34	2,880,000	2,983,213

Massachusetts - 0.2%
Commonwealth of Massachusetts,Series 2019-D	2.663%	09/01/39	2,032,894	1,573,712

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,480,298

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 8.8% (Continued)	Coupon	Maturity	Par Value	Value
New York - 1.0%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	$7,665,000	$6,929,119

Texas - 1.1%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	3,763,512
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	3,806,531
				7,570,043
Utah - 0.6%
Utah Transit Authority Sales Tax Revenue,Series 2020	2.774%	12/15/38	5,925,000	4,355,573

Virginia - 1.3%
Virginia Small Business Financing Authority, Series 2017 (a)(c)(d)	2.250%	07/01/50	9,000,000	8,956,409

Washington - 0.4%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	1,682,261
State of Washington, Series 2010-D	5.481%	08/01/39	1,475,000	1,507,740
				3,190,001

Total Municipal Bonds (Cost $74,982,726)				$62,718,606

ASSET BACKED SECURITIES - 3.1%	Coupon	Maturity	Par Value	Value
Bear Stearns, Series 2003-AC4, Class A (e)	5.500%	09/25/33	$2,264,005	$2,030,447
Drive Auto Receivables Trust, Series 2018-3,Class D	4.300%	09/16/24	275,438	275,478
DT Auto Owner Trust, Series 2019-4, Class D,144A (b)	2.850%	07/15/25	5,020,000	4,948,268
GTP Acquisition Partners I LLC, Series 2015-1- 2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	10,195,282
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF-6 (a)(e)	4.781%	08/25/35	342,945	321,351

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 3.1% (Continued)	Coupon	Maturity	Par Value	Value
Trinity Rail Leasing LP, Series 2022-1, Class A,144A (b)	4.550%	05/19/52	$4,962,432	$4,683,275
Total Asset Backed Securities (Cost $23,720,101)				$22,454,101

RESIDENTIAL MORTGAGE-BACKED
SECURITIES - 0.3%	Coupon	Maturity	Par Value	Value
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a)(e)	4.166%	02/25/45	$1,024,607	$1,000,289
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	45,440	42,800
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	70,190	64,314
CWHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	2.872%	07/20/34	616,276	586,327
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	585,878	387,254
PHMC Trust, Series 2007-2, Class A-2 (a)	5.550%	05/18/37	273,970	256,475
Total Residential Mortgage-Backed Securities (Cost $2,657,856)				$2,337,459

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 24.3%	Coupon	Maturity	Par Value	Value
Agency Fixed Rate - 1.1%
Pool #MA8270M	5.500%	09/20/52	$7,625,000	$7,655,463

Fannie Mae Pool - 9.9%
Pool #MA2354, Series 2015	3.500%	08/01/35	3,734,585	3,505,424
Pool #735897	5.500%	10/01/35	290,110	298,244
Pool #888016	5.500%	05/01/36	471,197	486,716
Pool #MA4703	4.000%	06/01/37	4,500,282	4,349,208
Pool #889108	6.000%	02/01/38	269,187	283,597
Pool #889579	6.000%	05/01/38	428,197	450,248
Pool #995838	5.500%	05/01/39	331,944	342,889
Pool #AL3287, Series 2013	4.500%	09/01/41	1,137,034	1,111,046
Pool #MA1700, Series 2013	4.500%	12/01/43	872,344	852,398
Pool #MA1971	4.500%	06/01/44	157,876	154,673

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 24.3% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 9.9% (continued)
Pool #MA2005	4.500%	08/01/44	$288,236	$282,396
Pool #CA5960	2.500%	06/01/50	8,979,824	7,602,750
Pool #MA4048	3.000%	06/01/50	5,564,763	4,880,829
Pool #MA4097	3.000%	08/01/50	5,550,337	4,870,292
Pool #MA4119	2.000%	09/01/50	6,127,498	4,997,140
Pool #FM6110	3.000%	09/01/50	5,632,315	4,963,130
Pool #MA4121	3.000%	09/01/50	4,203,312	3,705,501
Pool #FS0672	2.000%	01/01/51	5,587,267	4,552,477
Pool #MA4379	2.500%	07/01/51	3,509,559	2,960,618
Pool #MA4644	4.000%	05/01/52	13,331,043	12,389,863
Pool #MA4761	5.000%	09/01/52	8,173,680	7,970,893
				71,010,332
Freddie Mac Gold Pool - 0.3%
Pool #G08061	5.500%	06/01/35	38,689	40,008
Pool #A42128	5.500%	01/01/36	158,856	164,272
Pool #G02252	5.500%	07/01/36	355,278	367,392
Pool #G02386	6.000%	11/01/36	226,093	237,726
Pool #G03189	6.500%	09/01/37	440,003	458,653
Pool #G08607	4.500%	09/01/44	611,604	599,885
				1,867,936
Freddie Mac Non-Gold Pool - 8.5%
Pool #781958 (H15T1Y + 225) (a)	2.375%	09/01/34	27,679	28,336
Pool #SB8171	4.000%	06/01/37	3,928,184	3,796,316
Pool #SD8092	3.000%	09/01/50	7,077,139	6,205,351
Pool #SD8121	2.000%	01/01/51	1,834,569	1,494,254
Pool #SD8151	2.500%	06/01/51	11,424,865	9,634,870
Pool #SD8196	3.500%	02/01/52	9,341,041	8,424,137
Pool #SD8202	3.500%	02/01/52	17,199,790	15,509,643
Pool #SD8215	4.000%	05/01/52	8,807,866	8,182,479
Pool #SD8246	5.000%	09/01/52	7,764,735	7,573,776
				60,849,162
Ginnie Mae II Pool - 4.5%
Pool #004496M	5.000%	07/20/39	269,050	273,562
Pool #MA7590M	3.000%	09/20/51	8,887,765	7,897,057
Pool #MA7649M	2.500%	10/20/51	7,382,204	6,366,316

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 24.3% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae II Pool - 4.5% (continued)
Pool #MA7768M	3.000%	12/20/51	$8,305,296	$7,355,594
Pool #MA7769M	3.500%	12/20/51	9,438,085	8,614,533
Pool #MA7882M	3.000%	02/20/52	1,821,019	1,612,717
				32,119,779

Total Mortgage-Backed Securities Passthrough (Cost $194,985,333)				$173,502,672

U.S. TREASURY BONDS & NOTES - 12.8%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$211,371
United States Treasury	2.250%	11/15/25	25,915,000	24,403,629
United States Treasury	2.375%	05/15/27	3,725,000	3,452,609
United States Treasury	2.625%	02/15/29	1,490,000	1,372,954
United States Treasury	3.125%	11/15/41	19,100,000	16,614,762
United States Treasury	2.875%	05/15/43	14,805,000	12,201,980
United States Treasury	2.500%	02/15/45	20,675,000	15,762,265
United States Treasury	1.250%	05/15/50	15,415,000	8,627,583

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 12.8% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	1.625%	11/15/50	$14,000,000	$8,692,031
Total U.S. Treasury Bonds & Notes (Cost $109,534,903)				$91,339,184

Investments at Value - 99.2% (Cost $815,966,911)				$708,810,326

Other Assets in Excess of Liabilities - 0.8%				5,821,595

Net Assets - 100.0%				$714,631,921

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $133,470,449, which represents 18.7% of net assets as of September 30, 2022.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $23,517,310, which represents 3.3% of net assets as of September 30, 2022.

(d)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(e)	Rate shown is the coupon in effect as of September 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

CORPORATE BONDS - 98.3%	Coupon	Maturity	Par Value	Value
Finance - 11.9%
Mortgage Banking - 2.4%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,792,964

Noncaptive Diversified Financial Companies - 1.3%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	941,329

Other Finance - 4.1%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,741,589
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,264,655
				3,006,244
Real Estate Investment Trusts - 4.1%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,512,437
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,671,000	1,482,491
				2,994,928
Industrial - 81.8%
Automobile Manufacturing - 3.3%
Ford Motor Co.	7.400%	11/01/46	1,000,000	912,255
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,526,625
				2,438,880
Building Products - 2.2%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	502,813
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,090,320
				1,593,133
Chemicals - 6.4%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	463,235
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	783,950
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,128,014
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,126,000	1,058,187
Olin Corp.	5.125%	09/15/27	806,000	728,318
Olin Corp.	5.000%	02/01/30	675,000	560,250
				4,721,954

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 81.8% (continued)
Construction Machinery - 3.4%
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	$1,461,000	$1,146,885
United Rentals North America, Inc.	4.875%	01/15/28	1,505,000	1,379,844
				2,526,729
Consumer Products - 3.8%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	557,182
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	362,499
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	616,000
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,246,720
				2,782,401
Diversified Manufacturing - 3.2%
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,702,000	1,486,493
Griffon Corp.	5.750%	03/01/28	1,008,000	866,880
				2,353,373
Electronics - 5.8%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,670,000	1,617,779
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,380,543
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,098,200
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	196,926
				4,293,448
Environmental - 1.1%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	837,819

Healthcare Facilities / Supplies - 3.4%
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,500,000	1,226,682
Teleflex, Inc.	4.625%	11/15/27	825,000	743,255
Tenet Healthcare Corp., 144A (a)	6.125%	10/01/28	622,000	544,927
				2,514,864
Home Builders - 2.0%
KB Home	6.875%	06/15/27	1,560,000	1,479,304

Independent Energy - 10.9%
Apache Corp.	4.250%	01/15/30	575,000	502,837
Apache Corp.	5.100%	09/01/40	1,345,000	1,085,771
Occidental Petroleum Corp.	7.875%	09/15/31	1,800,000	1,921,500

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 81.8% (continued)
Independent Energy - 10.9% (continued)
PDC Energy, Inc.	6.125%	09/15/24	$146,000	$143,690
PDC Energy, Inc.	5.750%	05/15/26	2,712,000	2,508,980
Range Resources Corp.	4.875%	05/15/25	2,000,000	1,885,160
				8,047,938
Information / Data Technology - 2.2%
Nielsen Co. (Luxembourg)
SARL (The), 144A (a)	5.000%	02/01/25	750,000	735,351
Nielsen Finance LLC, 144A (a)	4.500%	07/15/29	900,000	896,018
				1,631,369
Leisure / Entertainment - 2.5%
Cedar Fair LP	5.375%	04/15/27	937,000	870,375
Cedar Fair LP	5.250%	07/15/29	1,100,000	943,904
				1,814,279
Media - Cable - 5.9%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,225,920
DISH DBS Corp.	7.750%	07/01/26	802,000	615,190
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,273,241
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,214,301
				4,328,652
Media - Non-Cable - 4.9%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,426,970
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,113,732
Lamar Media Corp.	4.875%	01/15/29	815,000	726,445
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	137,076
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	191,250
				3,595,473
Metals / Mining - 0.9%
FMG Resources August 2006Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	704,000

Natural Gas - Distributors - 3.1%
AmeriGas Partners LP/AmeriGas
Financial Corp.	5.625%	05/20/24	2,378,000	2,271,120

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 81.8% (continued)
Packaging - 2.0%
Silgan Holdings, Inc.	4.125%	02/01/28	$1,693,000	$1,501,691

Restaurants - 1.1%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	799,334

Retail Stores - 6.0%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	518,000	394,366
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	611,000	377,580
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	937,264
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	977,338
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	224,737
QVC, Inc.	4.850%	04/01/24	825,000	776,564
QVC, Inc.	4.750%	02/15/27	970,000	727,285
				4,415,134
Services - 1.8%
AECOM	5.125%	03/15/27	445,000	415,321
Service Corp. International	4.625%	12/15/27	836,000	756,580
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	179,214
				1,351,115
Theater Entertainment - 1.3%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	986,688

Transportation Services - 1.6%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,153,507

Vehicle Parts - 1.6%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,144,875

Wireless Telecommunications - 1.4%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	713,000	726,933
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	279,500
				1,006,433
Utility - 4.6%
Electric - 4.6%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	1,015,560

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.3% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 4.6% (continued)
Electric - 4.6% (continued)
PG&E Corp.	5.000%	07/01/28	$1,000,000	$859,956
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,490,363
				3,365,879

Investments at Value - 98.3% (Cost $84,838,255)				$72,394,857

Other Assets in Excess of Liabilities - 1.7%				1,260,363

Net Assets - 100.0%				$73,655,220

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $34,325,262, which represents 46.6% of net assets as of September 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

MUNICIPAL BONDS - 82.0%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.2%
Lease / Rent - 0.2%
Regional Transportation District Colorado COP, Series 2015-A (a)	4.000%	06/01/40	$20,000	$18,380
Washington State State & Local Agency Real & Personal Property COP, Series 2018-C (a)	5.000%	07/01/43	475,000	491,428
				509,808
General Obligation - 8.0%
Local - 8.0%
Belmont Fresh Water Supply District No. 1, Series 2022 (a)	5.000%	03/01/35	500,000	518,676
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,306,815
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,277,985
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,251,602
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	895,000	751,758
Grossmont California Union High School, Series 2015-F (a)(b)	0.000%	08/01/31	5,000,000	3,350,404
High Plains Metropolitan District City of Aurora Arapahoe County Colorado, NATL, Series 2017 (a)(b)	5.000%	12/01/35	295,000	309,783
Kaufman County Texas Municipal Utility District No. 4, Series 2022	4.000%	03/01/34	550,000	550,952
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/34	555,000	463,845
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	367,767
King County Washington Public Hospital District No. 1, Series 2018	5.000%	12/01/35	675,000	699,988
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	219,062

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 8.0% (continued)
Local - 8.0% (Continued)
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	5.500%	03/01/28	$275,000	$293,506
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	5.500%	03/01/29	295,000	317,143
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	5.250%	03/01/31	315,000	334,636
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	5.250%	03/01/32	580,000	614,465
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	4.000%	03/01/32	315,000	304,310
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	4.000%	03/01/33	205,000	195,309
Northlake Texas Municipal Management District No. 1, Series 2022 (a)	4.000%	03/01/33	320,000	304,873
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.000%	12/01/29	330,000	271,895
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.250%	12/01/31	520,000	414,733
Rendezvous Residential Metropolitan District Colorado, Series 2022 (a)	2.350%	12/01/33	465,000	355,289
Robla California School District, Series G (a)	0.000%	08/01/36	750,000	386,355
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/34	510,000	431,786
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	435,382
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	436,395
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	437,220
Texas Transportation Commission, Series 2014-B (b)	0.650%	10/01/41	685,000	614,181
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	95,093
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	190,385

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 8.0% (continued)
Local - 8.0% (Continued)
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/35	$770,000	$727,421
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/36	805,000	745,379
Viridian Municipal Management District, Series 2020 (a)	4.000%	12/01/36	535,000	495,376
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	100,906
				19,570,675
Local Authority - 5.8%
Education - 2.6%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	156,533
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	5,750,000	4,453,512
Virginia Commonwealth University, Series 2018-B (a)	4.585%	05/01/48	2,000,000	1,779,708
				6,389,753
Healthcare - 0.1%
California Municipal Finance Authority, Series 2021 (a)(c)	3.637%	07/01/30	10,000	8,228
Denver Health & Hospital Authority, Series 2014-B (a)	4.900%	12/01/24	410,000	400,114
				408,342
Public Services - 0.4%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	1,000,000	912,338

Transportation - 2.7%
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	988,457
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.312%	07/01/26	675,000	601,503

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 5.8% (continued)
Transportation - 2.7% (Continued)
San Diego County Regional Airport Authority, Series 2014-B (a)	5.594%	07/01/43	$5,135,000	$4,942,430
				6,532,390
Revenue - 52.7%
Education - 0.7%
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	20,416
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	15,000	11,131
University of Washington, Series 2012-C (a)	3.125%	07/01/42	2,130,000	1,668,485
				1,700,032
Healthcare - 0.2%
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	99,430
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	50,057
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	210,156
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	99,972
				459,615
Housing - 4.9%
District of Columbia Housing Finance Authority, Series 2022-B2	3.000%	09/01/28	3,645,000	3,488,814
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	412,813
New York State Housing Finance Agency, Series 2022-D-2	3.100%	05/01/62	7,350,000	6,978,692
Washington State Housing Finance Commission, Series 1N	3.000%	12/01/31	1,325,000	1,194,945
				12,075,264
Industrial Development - 12.9%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,339,604

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 52.7% (continued)
Industrial Development - 12.9% (Continued)
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	$1,900,000	$1,699,065
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,500,000	3,229,802
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	10,625,000	10,808,794
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,666,411
Lehigh County Industrial Development Authority, Series 2016-B	2.625%	02/15/27	4,000,000	3,737,129
Ohio State Air Quality Development Authority, Series 2022-B	4.000%	09/01/30	3,000,000	2,941,123
				31,421,928
Lease / Rent - 0.4%
Greater Clark Building Corp., Series 2022	6.000%	07/15/38	595,000	688,068
Silver Creek Indiana School Building Corp., Series 2021 (a)	4.000%	01/15/32	365,000	369,713
				1,057,781
Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	50,000	43,361

Public Services - 1.2%
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	282,113
Phoenix Arizona Civic Improvement Corp. Rental Car Facility, Series 2019-A (a)	5.000%	07/01/39	2,500,000	2,588,736
				2,870,849
Recreation - 0.9%
City of Houston Texas Convention & Entertainment Facilities Department, Series 2021 (a)	3.000%	09/01/32	500,000	434,727

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 52.7% (continued)
Recreation - 0.9% (Continued)
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	$175,000	$170,364
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/34	375,000	316,618
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/36	520,000	423,866
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/37	545,000	436,854
Harris County Texas Municipal Utility District No. 500, Series 2021 (a)	3.000%	12/01/38	565,000	441,499
				2,223,928
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	150,000	139,589

Tax - 2.8%
Camino Real Regional Mobility Authority, Series 2017 (a)	5.000%	06/01/42	465,000	482,371
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	2,000,000	1,990,902
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	892,102
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	359,438
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	468,334
Riverside County California Redevelopment Agency, Series 2011-B	0.000%	10/01/38	730,000	338,361
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,287,169
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	1,075,000	964,263
				6,782,940

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 52.7% (continued)
Transportation - 19.9%
Board of Commissioners of The Port of New Orleans Port Facility, Series 2020-E	5.000%	04/01/29	$515,000	$525,849
Chesapeake Bay Bridge and Tunnel District, Series 2016	5.000%	07/01/51	10,000,000	10,082,503
City of Austin Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	200,401
Clark County Nevada Airport System, Series 2017-A-2 (a)	5.000%	07/01/40	1,700,000	1,732,392
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	751,738
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/30	1,500,000	1,526,325
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/35	1,180,000	1,190,611
Florida State Mid-Bay Bridge Authority, Series 2015-A (a)	5.000%	10/01/40	1,000,000	1,003,378
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/50	5,000,000	882,430
Hidalgo County Regional Mobility Authority, Series A (a)	0.000%	12/01/51	3,750,000	619,774
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/52	6,580,000	1,019,404
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/54	1,585,000	213,628
Hidalgo County Regional Mobility Authority, Series 2022-A (a)	0.000%	12/01/56	18,105,000	2,140,788
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,466,259
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	735,000	666,091

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 52.7% (continued)
Transportation - 19.9% (Continued)
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	$425,000	$429,904
New Orleans Aviation Board General Airport, Series 2017-A (a)	5.000%	01/01/38	285,000	290,355
New Orleans Aviation Board General Airport, Series 2017-A (a)	5.000%	01/01/43	345,000	347,696
New Orleans Aviation Board General Airport, Series 2017-B (a)	5.000%	01/01/48	390,000	381,244
North Carolina Department of Transportation, Series 2015 (a)	5.000%	06/30/54	5,000,000	4,581,708
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2016-A (a)	5.000%	07/01/42	750,000	726,227
North Texas Tollway Authority System, Series 2017-A (a)	5.000%	01/01/43	2,790,000	2,850,090
Pennsylvania Turnpike Commission, Series A-3 (a)	0.000%	12/01/41	1,215,000	467,785
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	1,145,000	1,156,519
Pennsylvania Turnpike Commission, Series 2016-A1 (a)	5.000%	12/01/46	3,990,000	3,916,122
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	4,765
Port of Seattle Washington, Series 2019 (a)	5.000%	04/01/33	2,210,000	2,290,813
Port of Seattle Washington, Series 2019 (a)	5.000%	04/01/36	3,190,000	3,274,248
Virginia Small Business Financing Authority, Series 2017 (a)(c)	2.250%	07/01/50	3,500,000	3,483,048
Virginia Small Business Financing Authority, Series 2022 (a)	5.000%	12/31/57	400,000	381,905
				48,604,000
Utilities - 8.7%
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	3,385,000	3,018,006
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	891,393

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 52.7% (continued)
Utilities - 8.7% (Continued)
Main Street Natural Gas, Inc., Series 2021-C	4.000%	05/01/52	$2,945,000	$2,791,321
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	604,076
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	508,724
Southern California Public Power Authority No. 1, Series 2007-B	2.332%	11/01/38	5,550,000	4,549,085
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/35	1,630,000	1,362,235
Texas Municipal Power Agency Transmission System, Series 2021 (a)	3.000%	09/01/36	1,470,000	1,207,232
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	482,062
Utah Infrastructure Agency Telecommunications, Series 2021	4.000%	10/15/29	600,000	558,440
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/36	200,000	167,994
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/37	1,200,000	1,147,385
Utah Infrastructure Agency Telecommunications, Series 2021 (a)	4.000%	10/15/38	1,335,000	1,092,840
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/46	3,250,000	2,936,875
				21,317,668
Variable Rate Demand Note - 15.3%
Variable Rate Demand Note - 15.3%
Arizona Health Facilities, Series 2015-C	1.273%	01/01/46	10,850,000	10,850,000
Clark County Nevada Airport System, Series 2008D-2A	2.500%	07/01/40	9,755,000	9,755,000
New York City Transitional Finance Authority, Series 2015-E-3	1.051%	02/01/45	8,570,000	8,570,000

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 82.0% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 15.3% (continued)
Variable Rate Demand Note - 15.3% (Continued)
Oregon State Housing & Community Services Department, Series 2017-C	2.400%	07/01/39	$8,105,000	$8,105,000
				37,280,000

Total Municipal Bonds (Cost $218,991,747)				$200,300,261

U.S. TREASURY BONDS & NOTES - 9.4%	Coupon	Maturity	Par Value	Value
United States Treasury	2.983%	11/22/22	$10,000,000	$9,959,253
United States Treasury	3.000%	01/19/23	2,500,000	2,474,765
United States Treasury	0.125%	06/30/23	1,000,000	970,937
United States Treasury	3.974%	09/07/23	10,000,000	9,637,341
Total U.S. Treasury Bonds & Notes (Cost $23,063,919)				$23,042,296

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 3.1%	Coupon	Maturity	Par Value	Value
Industrial - 3.1%
Services - 3.1%
IPMI 3 LLC, 144A, Series 2021 (e) (Cost $9,114,164)	3.900%	12/01/28	$9,000,000	$7,576,117

Investments at Value - 94.5% (Cost $251,169,830)				$230,918,674

Other Assets in Excess of Liabilities - 5.5%				13,527,702

Net Assets - 100.0%				$244,446,376

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $9,418,968, which represents 3.9% of net assets as of September 30, 2022.

(d)	Percentage rounds to less than 0.1%.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $7,576,117, which represents 3.1% of net assets as of September 30, 2022.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

MUNICIPAL BONDS - 94.8%	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.5%
Healthcare - 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$361,210
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	357,075
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	228,853
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	243,292
				1,190,430
Lease / Rent - 16.2%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,192,406
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	8,068,377
Castle Rock Colorado COP, Series 2020 (a)	4.000%	12/01/40	1,025,000	953,761
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	4,368,418
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	469,805
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	641,106
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	56,895
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	1,861,345
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,401,290
Colorado State Building Excellent Schools Today COP, Series 2017-J (a)	5.000%	03/15/37	1,500,000	1,563,174
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	200,000	186,519
Colorado State COP Rural Colorado, Series 2022 (a)	6.000%	12/15/34	1,250,000	1,481,550
Colorado State COP Rural Colorado, Series 2022 (a)	6.000%	12/15/35	3,860,000	4,565,281

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.5% (continued)
Lease / Rent - 16.2% (Continued)
Colorado State COP Rural Colorado, Series 2018-A (a)	4.000%	12/15/36	$500,000	$471,776
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,061,662
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	298,163
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	1,977,725
Eagle Garfield & Routt County Colorado School District COP, Series 2021 (a)	4.000%	12/01/46	2,000,000	1,741,192
El Paso County Colorado School District No. 3 COP, Series 2021 (a)	4.000%	12/01/46	1,200,000	1,067,885
El Paso County Colorado School District No. 49 COP, Series 2017-B (a)	5.000%	12/15/42	1,995,000	2,064,724
Foothills Park & Recreation District Colorado COP, Series 2021 (a)	4.000%	12/01/41	2,750,000	2,506,598
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/24	10,000	10,327
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/29	65,000	70,307
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/30	50,000	54,181
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/31	60,000	64,959
Grand Fire Protection District No. 1 COP, Series 2022	5.000%	12/15/32	65,000	70,236
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	551,629
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	56,792
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	125,095
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	54,909

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.5% (continued)
Lease / Rent - 16.2% (Continued)
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	$390,000	$388,348
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	308,119
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	803,375
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	322,576
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	831,372
Hyland Hills Park and Recreation District COP, Series 2022 (a)	5.000%	12/15/35	1,140,000	1,222,867
Hyland Hills Park and Recreation District COP, Series 2022 (a)	5.000%	12/15/41	2,430,000	2,555,815
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/41	2,235,000	2,024,273
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,582,988
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,412,919
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/33	200,000	200,629
Monument Colorado COP, Series 2020 (a)	4.000%	12/01/40	750,000	692,706
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	184,076
Rangeview Library District Adams Country Colorado COP, Series 2022-A (a)	5.000%	12/15/34	430,000	449,481
Rangeview Library District Adams Country Colorado COP, Series 2022-A (a)	5.000%	12/15/35	775,000	808,355
South Suburban Park & Recreation District COP, Series 2019 (a)	4.000%	12/15/37	1,180,000	1,129,419
South Suburban Park & Recreation District COP, Series 2019 (a)	4.000%	12/15/38	2,270,000	2,127,449
South Suburban Park & Recreation District COP, Series 2021 (a)	4.000%	12/15/41	2,575,000	2,353,518

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 16.5% (continued)
Lease / Rent - 16.2% (Continued)
State of Colorado Department of Transportation COP, Series 2017 (a)	5.000%	06/15/41	$880,000	$909,428
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,091,304
				67,457,104
General Obligation - 18.8%
Local - 18.8%
Anthem West Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/35	1,165,000	1,208,062
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/32	360,000	380,797
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	571,013
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	495,000	464,260
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	560,268
Bromley Park Metropolitan District No. 2, Series 2018-B (a)…	6.375%	12/15/47	1,000,000	932,420
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a)(b)	4.000%	12/01/47	2,500,000	2,124,005
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/40	2,455,000	2,300,535
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/50	4,690,000	4,060,989
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	768,316
Cherry Creek Colorado School District No. 5, Series 2021	5.000%	12/15/28	80,000	87,762
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,604,296
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	939,318

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.8% (continued)
Local - 18.8% (Continued)
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	$900,000	$785,901
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	6,082,686
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a)(b)	5.000%	12/01/34	2,480,000	2,622,276
Crystal Valley Metropolitan District No. 2, AGM, Series 2020-A (a)(b)	4.000%	12/01/44	3,500,000	3,101,960
Douglas County Colorado School District No. RE1, Series 2022 (a)	5.000%	12/15/26	75,000	80,400
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/35	500,000	498,893
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/36	700,000	696,511
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/37	750,000	743,970
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/38	500,000	467,450
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/35	175,000	185,296
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	595,751
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	949,332
Flatiron Meadows Metropolitan District, BAM, Series 2022 (a)(b)	4.000%	12/01/46	560,000	528,118
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/32	995,000	988,231
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/33	1,030,000	1,015,225

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.8% (continued)
Local - 18.8% (Continued)
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/34	$1,075,000	$1,054,727
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/22	200,000	200,234
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/23	305,000	308,096
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/24	215,000	218,640
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/25	135,000	138,010
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/26	150,000	153,932
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/27	225,000	231,507
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A	5.000%	12/01/28	290,000	299,643
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (a)	5.250%	12/01/37	400,000	413,121
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (a)	5.500%	12/01/47	600,000	625,182
Grand River Hospital District, AGM, Series 2018 (a)(b)	5.250%	12/01/32	1,000,000	1,043,956
Grand River Hospital District, AGM, Series 2018 (a)(b)	5.250%	12/01/33	1,000,000	1,035,029
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/35	520,000	516,092
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	545,073
Ground Water Management Subdistrict of the Central Colorado Water Conservancy District, Series 2021 (a)	4.000%	12/01/34	500,000	488,707
High Plains Metropolitan District, NATL, Series 2017 (a)(b)	5.000%	12/01/35	500,000	525,055
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	608,257

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.8% (continued)
Local - 18.8% (Continued)
Leyden Rock Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/46	$1,250,000	$1,105,007
Longs Peak Metropolitan District Colorado, Series 2021 (a)	5.250%	12/01/51	6,500,000	5,204,963
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	171,503
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/46	2,000,000	1,739,049
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	429,362
Park Creek Metropolitan District, AGM, Series 2019-A (a)(b)	4.000%	12/01/46	2,000,000	1,724,138
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	588,397
Sand Creek County Metropolitan District, AGM, Series 2017 (a)(b)	4.000%	12/01/35	380,000	386,758
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/35	3,405,000	3,408,636
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/40	2,325,000	2,159,330
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	214,825
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	725,000	761,005
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/42	1,750,000	1,569,673
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/46	1,665,000	1,445,381
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/33	320,000	321,948
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/34	665,000	666,849
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/35	570,000	570,609

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 18.8% (continued)
Local - 18.8% (Continued)
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/37	$500,000	$484,230
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	527,717
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	514,581
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,424,226
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	770,000
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/26	530,000	547,157
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/27	485,000	512,455
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/28	750,000	792,160
Vista Ridge Metropolitan District, BAM, Series 2016-A (a)(b)	5.000%	12/01/31	1,250,000	1,311,384
Wheatlands Metropolitan District, BAM, Series 2015 (a)(b)	5.000%	12/01/30	1,000,000	1,045,459
				78,146,104
Local Authority - 3.7%
Housing - 0.3%
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	290,425
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	330,534
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	143,894
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	236,157
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	461,442
				1,462,452

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.7% (continued)
Lease / Rent - 0.1%
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	$500,000	$478,430

Local - 1.8%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,669,580
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,311,993
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	469,645
				7,451,218
Recreation - 0.4%
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	398,876
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	411,084
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	479,203
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	285,760
				1,574,923
Tax - 0.6%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	583,339
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	665,000	664,721
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	797,317
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	430,043
				2,475,420
Utilities - 0.5%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	875,000	875,267

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.7% (continued)
Utilities - 0.5% (Continued)
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	$770,000	$754,150
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	404,701
				2,034,118
Prerefunded - 0.6%
Healthcare - 0.3%
Colorado Health Facilities Authority, Series 2017 (a)	5.000%	06/01/31	1,250,000	1,334,870

Local - 0.3%
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,052,949

Revenue - 41.0%
Education - 2.1%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	25,000	24,940
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,109,459
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,987,733
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,138,336
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,552,533
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	226,648
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	111,454

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Education - 2.1% (Continued)
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	$825,000	$762,000
				8,913,103
Healthcare - 7.9%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	1,650,000	1,650,637
Colorado Health Facilities Authority, Series 2014-A	5.000%	02/01/23	520,000	521,738
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/23	875,000	886,855
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	588,364
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	813,804
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/25	960,000	989,420
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	560,476
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	535,000	556,826
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	440,335
Colorado Health Facilities Authority, Series 2015-B (a)	5.000%	09/01/29	1,000,000	1,019,590
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/29	1,180,000	1,241,903
Colorado Health Facilities Authority, Series 2016-C (a)	5.000%	12/01/29	1,010,000	1,042,800
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	731,519
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	410,000	344,329

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Healthcare - 7.9% (Continued)
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	$500,000	$508,937
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/30	1,245,000	1,304,409
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,186,904
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/31	1,310,000	1,371,874
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,689,917
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	500,000
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	323,916
Colorado Health Facilities Authority, Series 2019-A-1 (a)	4.000%	08/01/37	875,000	787,481
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	209,613
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,099,724
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	997,962
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	389,491
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	1,854,467
Colorado Health Facilities Authority, Series 2020-A	4.000%	09/01/45	1,000,000	822,718
Colorado Health Facilities Authority, Series 2022-A	5.000%	12/01/47	1,835,000	1,822,616
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	358,512
Colorado Health Facilities Authority, Series 2020-A	4.000%	09/01/50	4,525,000	3,580,429

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Health Care - 7.9% (Continued)
Denver Health & Hospital Authority, Series 2014-A (a)	5.000%	12/01/39	$1,500,000	$1,500,151
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,265,000	1,139,862
				32,837,579
Other - 3.6%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	443,908
Colorado Educational & Cultural Facilities Authority, Series 2015A (a)(c)	4.125%	07/01/26	480,000	466,435
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	3.750%	07/01/26	60,000	56,469
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	2,693,483
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	766,134
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	514,702
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,014,043
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,529,463
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	742,328
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,358,874
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,621,840
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,020,407
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	923,066
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,162,017

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Other - 3.6% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2022A (a)	4.000%	07/01/42	$500,000	$442,327
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	440,000	440,309
				15,195,805
Public Services - 12.2%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	464,091
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,620,589
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,405,886
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,053,844
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	2,879,726
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	14,427,018
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	761,629
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	645,544
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	307,580
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	409,988
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,533,442
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	553,050
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,018,023
Plaza Metropolitan District No. 1, Series 2013 (c)	5.000%	12/01/22	1,500,000	1,501,377

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Public Services - 12.2% (Continued)
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	$1,905,000	$1,963,638
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	8,150,000	8,355,406
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	2,754,506
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,388,116
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	385,682
Triview Colorado Metropolitan District Water & Wastewater Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/40	410,000	378,679
				50,807,814
Recreation - 0.5%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	1,869,029

Tax - 6.9%
City of Commerce Colorado, BAM, Series 2015 (a)(b)	5.000%	08/01/36	1,945,000	2,007,882
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/33	490,000	514,063
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/34	525,000	550,163
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	190,465
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,900,000	3,882,260
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,400,000	1,387,714

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Tax - 6.9% (Continued)
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/35	$1,000,000	$1,068,425
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	750,000	793,078
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/32	760,000	766,992
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/34	2,000,000	1,990,968
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/35	2,000,000	1,971,816
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/36	3,240,000	3,171,421
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/37	3,360,000	3,282,237
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/38	2,000,000	1,881,227
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/39	3,000,000	2,813,080
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/40	2,500,000	2,329,715
				28,601,506
Transportation - 3.6%
Auraria Higher Education Center, AGM, Series 2015 (a)(b)	4.000%	04/01/29	3,500,000	3,547,832
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	943,886
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	1,996,696
E-470 Public Highway Authority Colorado, Series 2020-A (a)	5.000%	09/01/40	7,250,000	7,363,898
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,191,281
				15,043,593

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 41.0% (continued)
Utilities - 4.2%
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	$8,750,000	$9,430,653
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (a)(b)	4.000%	08/01/50	1,450,000	1,259,101
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	158,165
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	25,000	27,653
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (b)	4.000%	12/01/27	35,000	36,035
Morgan County Colorado Quality Water District, AGM, Series 2020 (a)(b)	4.000%	12/01/45	1,090,000	974,580
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (3MO LIBOR + 52) (a)(b)(d)	2.045%	07/01/29	400,000	373,766
Stonegate Village Metropolitan District Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/45	1,435,000	1,283,048
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,230,913
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,017,994
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	14,650
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/25	25,000	26,159
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/26	20,000	21,188
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (a)(b)	4.000%	12/01/45	1,850,000	1,678,801
				17,532,706
Variable Rate Demand Note - 14.2%
Variable Rate Demand Note - 14.2%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	2.550%	11/01/37	20,650,000	20,650,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 94.8% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 14.2% (continued)
Variable Rate Demand Note - 14.2% (Continued)
Colorado Health Facilities Authority, Series 2000 (d)	2.580%	10/01/30	$2,240,000	$2,240,000
Colorado Health Facilities Authority, Series B (a)(d)	1.414%	12/01/45	26,490,000	26,490,000
University of Colorado Hospital Authority, Series 2019-A (d)	1.198%	11/15/49	10,000,000	10,000,000
				59,380,000

Investments at Value - 94.8% (Cost $439,928,202)				$394,839,153

Other Assets in Excess of Liabilities - 5.2%				21,798,956

Net Assets - 100.0%				$416,638,109

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $8,217,321, which represents 2.0% of net assets as of September 30, 2022.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS
STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.

ADR	American Depositary Receipt.

A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AGM	Assured Guaranty Municipal.

A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A	Aksjeselskop is the Norwegian term for a stock- based company.

BAM	Build America Mutual.

Bhd.	Berhad is a Malaysian term for a public limited company.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR	London Interbank Offered Rate.

LLC	Limited Liability Company.

LP	Limited Partnership.

Ltd.	Limited.

NATL	National Public Finance Guarantee Corp.

N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

P.S.Q.C.	Pakistan Standards & Quality Control Authority.

Q.S.C.	Qatari Shareholding Company.

REIT(s)	Real Estate Investment Trust.

S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.

S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.

S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.

S.A.K.P.	Suid Afrikaanse Kommunistiese Party.

SAPI de C.V.	Sociedad Anonima Promotora de Inversion de Capital Variable is a corporative type of business in Mexixo.

SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.

S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SJSC	Saudi Joint-Stock Company.

SOFR	Secured Overnight Financing Rate.

S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of September 30, 2022:

1MO LIBOR 3.14%

3MO LIBOR 3.75%